UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014




[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

 ==========================================================

        SEMIANNUAL REPORT
        USAA SHORT-TERM BOND FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        JANUARY 31, 2014

 ==========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

--------------------------------------------------------------------------------

FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

================================================================================

================================================================================

growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        41

    Financial Statements                                                     46

    Notes to Financial Statements                                            49

EXPENSE EXAMPLE                                                              67

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA SHORT-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of the Fund's assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company
   R. MATTHEW FREUND, CFA
   JULIANNE BASS, CFA
   BRIAN W. SMITH*, CFA, CPA

--------------------------------------------------------------------------------

o HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 1.39%, 1.58%, and 1.26%, respectively. This compares to returns of 0.55% for the Barclays 1-3 Year Government/Credit Index (the Index) and 1.08% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 1.97%, 2.12%, and 1.71%, respectively, compared to 1.29% for the Lipper Short Investment Grade Debt Funds average.

  USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

  *Effective December 1, 2013, Brian W. Smith co-manages the Fund.

  Refer to page 8 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

2  | USAA SHORT-TERM BOND FUND

================================================================================

                        o 5-YEAR U.S. TREASURY YIELDS o

                    [CHART OF 5-YEAR U.S. TREASURY YIELDS]

                              YIELD IN PERCENT
 8/01/13                           1.488%
 8/02/13                           1.358
 8/05/13                           1.384
 8/06/13                           1.390
 8/07/13                           1.368
 8/08/13                           1.358
 8/09/13                           1.355
 8/12/13                           1.386
 8/13/13                           1.481
 8/14/13                           1.477
 8/15/13                           1.522
 8/16/13                           1.564
 8/19/13                           1.608
 8/20/13                           1.545
 8/21/13                           1.644
 8/22/13                           1.677
 8/23/13                           1.619
 8/26/13                           1.588
 8/27/13                           1.520
 8/28/13                           1.576
 8/29/13                           1.612
 8/30/13                           1.642
 9/03/13                           1.678
 9/04/13                           1.742
 9/05/13                           1.850
 9/06/13                           1.758
 9/09/13                           1.716
 9/10/13                           1.768
 9/11/13                           1.705
 9/12/13                           1.713
 9/13/13                           1.694
 9/16/13                           1.623
 9/17/13                           1.608
 9/18/13                           1.425
 9/19/13                           1.489
 9/20/13                           1.478
 9/23/13                           1.450
 9/24/13                           1.427
 9/25/13                           1.392
 9/26/13                           1.436
 9/27/13                           1.402
 9/30/13                           1.382
10/01/13                           1.428
10/02/13                           1.381
10/03/13                           1.356
10/04/13                           1.410
10/07/13                           1.402
10/08/13                           1.423
10/09/13                           1.423
10/10/13                           1.425
10/11/13                           1.418
10/15/13                           1.433
10/16/13                           1.389
10/17/13                           1.330
10/18/13                           1.332
10/21/13                           1.351
10/22/13                           1.281
10/23/13                           1.286
10/24/13                           1.302
10/25/13                           1.282
10/28/13                           1.289
10/29/13                           1.264
10/30/13                           1.317
10/31/13                           1.330
11/01/13                           1.373
11/04/13                           1.353
11/05/13                           1.383
11/06/13                           1.337
11/07/13                           1.308
11/08/13                           1.413
11/12/13                           1.454
11/13/13                           1.355
11/14/13                           1.329
11/15/13                           1.344
11/18/13                           1.313
11/19/13                           1.354
11/20/13                           1.374
11/21/13                           1.364
11/22/13                           1.348
11/25/13                           1.335
11/26/13                           1.310
11/27/13                           1.365
11/29/13                           1.371
12/02/13                           1.413
12/03/13                           1.396
12/04/13                           1.441
12/05/13                           1.486
12/06/13                           1.488
12/09/13                           1.483
12/10/13                           1.454
12/11/13                           1.501
12/12/13                           1.535
12/13/13                           1.530
12/16/13                           1.534
12/17/13                           1.496
12/18/13                           1.542
12/19/13                           1.638
12/20/13                           1.676
12/23/13                           1.697
12/24/13                           1.733
12/26/13                           1.743
12/27/13                           1.736
12/30/13                           1.705
12/31/13                           1.743
 1/02/14                           1.719
 1/03/14                           1.734
 1/06/14                           1.691
 1/07/14                           1.680
 1/08/14                           1.763
 1/09/14                           1.750
 1/10/14                           1.621
 1/13/14                           1.591
 1/14/14                           1.647
 1/15/14                           1.672
 1/16/14                           1.641
 1/17/14                           1.626
 1/21/14                           1.646
 1/22/14                           1.701
 1/23/14                           1.602
 1/24/14                           1.542
 1/27/14                           1.569
 1/28/14                           1.557
 1/29/14                           1.497
 1/30/14                           1.511
 1/31/14                           1.491

                                   [END CHART]

                         Source: Bloomberg Finance L.P.

o WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  Though progress was uneven, U.S. economic growth continued to improve during the reporting period, fueling speculation that the U.S. Federal Reserve (the
  Fed) would announce a reduction -- or "taper" -- in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Interest rates increased and bond prices (which move in the opposite direction of rates) declined on expectations of Fed tapering. The yield on a five-year U.S. Treasury, which began the period at 1.49%, rose to a high of 1.85% on September 5, 2013. The five-year U.S. Treasury yield drifted down after the Fed surprised the markets during September with the announcement that it would continue the pace of its bond purchases. In October and November, the five-year U.S. Treasury yield edged up as investors sought to divine the Fed's intentions and in response to the partial government shutdown and debt ceiling debate. After Fed policymakers said in December it would

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

  taper its January 2014 bond purchases by $10 billion, the five-year U.S. Treasury yield climbed significantly. The Fed subsequently announced an additional $10 billion reduction in its February bond purchases. In January, the five-year yield declined as a drop in stock prices sent many investors into the perceived safe haven of U.S. Treasury securities. On January 31, 2014, the yield on a five-year U.S. Treasury stood at 1.49%.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  As interest rates increased during the reporting period, we sought to maximize the Fund's income while maintaining an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. To help us identify opportunities for the portfolio, we continued to rely on our team of skilled credit analysts to evaluate all the securities we consider for purchase. During the reporting period, we found value in spread (non-Treasury) sectors, including corporate bonds, insurance hybrid bonds, and to a lesser extent, municipal bonds.

  The Fund benefited from its overweight in corporate bonds and its high-yield allocation. Offsetting part of this return was the Fund's overweight to certain commercial mortgage-backed securities. Our credit analysts also continued to analyze and monitor every holding in the portfolio. We remain committed to building a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

o WHAT IS THE OUTLOOK?

  We expect the U.S. economy to continue strengthening during 2014, perhaps at a slightly faster rate than in 2013. This should allow the Fed to continue scaling back its bond-buying program, though we believe the Fed will taper gradually so as not to undermine the

================================================================================

4  | USAA SHORT-TERM BOND FUND

================================================================================

  economic recovery. We expect intermediate-term and longer-term interest rates to continue rising at a modest pace.

  Meanwhile, the Fed is likely to keep short-term interest rates near zero until it sees sustainable recovery in employment. We will do our utmost to maintain the Fund's income advantage over its Lipper peer group. Over time, income generally makes up the majority of the Fund's total long-term return.

  We appreciate the opportunity to help you with your investment needs.

  Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USSBX)

--------------------------------------------------------------------------------
                                               1/31/14              7/31/13
--------------------------------------------------------------------------------
Net Assets                                $1,627.8 Million     $1,657.3 Million
Net Asset Value Per Share                       $9.23                $9.19
Dollar-Weighted Average
Portfolio Maturity(+)                         2.3 Years            2.3 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
   8/1/13-1/31/14*             1 Year             5 Years            10 Years
        1.39%                   1.44%              5.11%               3.79%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                           5 Years                          10 Years
    1.01%                            5.18%                             3.77%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD AS OF 1/31/14**            EXPENSE RATIO AS OF 7/31/13***
--------------------------------------------------------------------------------
                 1.54%                                     0.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA SHORT-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2014

--------------------------------------------------------------------------------
                  TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years              3.79%        =          3.64%          +         0.15%
5 Years               5.11%        =          3.11%          +         2.00%
1 Year                1.44%        =          1.98%          +        -0.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2005 -- JANUARY 31, 2014

            [CHART OF TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                  TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2005             1.55%               3.20%                    -1.65%
1/31/2006             2.54%               3.77%                    -1.23%
1/31/2007             4.68%               4.45%                     0.23%
1/31/2008             6.28%               4.81%                     1.47%
1/31/2009            -2.39%               4.51%                    -6.90%
1/31/2010            14.35%               5.14%                     9.21%
1/31/2011             3.87%               3.21%                     0.66%
1/31/2012             2.79%               2.90%                    -0.11%
1/31/2013             3.57%               2.47%                     1.10%
1/31/2014             1.44%               1.98%                    -0.54%

                                   [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA SHORT-TERM        BARCLAYS 1-3 YR        LIPPER SHORT INVESTMENT
              BOND FUND SHARES    GOVERNMENT/CREDIT INDEX     GRADE BOND FUNDS INDEX
 1/31/2004       $10,000.00             $10,000.00                 $10,000.00
 2/29/2004        10,058.80              10,056.09                  10,046.08
 3/31/2004        10,096.12              10,091.70                  10,080.23
 4/30/2004        10,003.34               9,988.17                   9,990.17
 5/31/2004         9,994.42               9,974.26                   9,970.61
 6/30/2004         9,997.65               9,977.21                   9,977.58
 7/31/2004        10,037.21              10,019.50                  10,017.96
 8/31/2004        10,096.33              10,097.94                  10,089.24
 9/30/2004        10,113.99              10,092.35                  10,091.89
10/31/2004        10,139.43              10,127.41                  10,125.22
11/30/2004        10,120.89              10,078.11                  10,097.02
12/31/2004        10,151.78              10,102.54                  10,127.99
 1/31/2005        10,154.72              10,100.90                  10,129.44
 2/28/2005        10,150.10              10,081.95                  10,119.77
 3/31/2005        10,155.55              10,074.17                  10,105.87
 4/30/2005        10,200.27              10,132.78                  10,158.67
 5/31/2005        10,239.85              10,176.49                  10,198.95
 6/30/2005        10,259.87              10,199.28                  10,229.10
 7/31/2005        10,256.54              10,172.00                  10,205.72
 8/31/2005        10,309.83              10,238.06                  10,268.15
 9/30/2005        10,320.12              10,212.42                  10,246.80
10/31/2005        10,327.59              10,208.26                  10,239.10
11/30/2005        10,350.12              10,241.56                  10,269.05
12/31/2005        10,384.61              10,281.66                  10,306.16
 1/31/2006        10,412.70              10,301.49                  10,333.25
 2/28/2006        10,435.45              10,313.65                  10,355.73
 3/31/2006        10,451.45              10,326.14                  10,363.84
 4/30/2006        10,487.28              10,360.98                  10,396.45
 5/31/2006        10,501.32              10,375.33                  10,412.70
 6/30/2006        10,529.80              10,395.59                  10,428.79
 7/31/2006        10,613.58              10,475.90                  10,507.01
 8/31/2006        10,687.99              10,554.12                  10,583.50
 9/30/2006        10,753.27              10,610.54                  10,641.12
10/31/2006        10,802.90              10,655.23                  10,689.01
11/30/2006        10,881.28              10,713.62                  10,752.06
12/31/2006        10,873.37              10,718.77                  10,759.46
 1/31/2007        10,899.99              10,743.53                  10,787.07
 2/28/2007        11,013.54              10,830.84                  10,875.77
 3/31/2007        11,042.17              10,873.02                  10,914.86
 4/30/2007        11,083.85              10,913.01                  10,957.40
 5/31/2007        11,063.77              10,904.57                  10,942.90
 6/30/2007        11,095.94              10,950.48                  10,972.35
 7/31/2007        11,150.93              11,036.04                  11,038.14
 8/31/2007        11,211.28              11,125.98                  11,051.65
 9/30/2007        11,288.84              11,208.25                  11,144.82
10/31/2007        11,333.32              11,258.97                  11,170.29
11/30/2007        11,471.21              11,418.15                  11,272.33
12/31/2007        11,500.99              11,451.35                  11,275.66
 1/31/2008        11,584.61              11,650.73                  11,414.77
 2/29/2008        11,579.87              11,754.81                  11,434.92
 3/31/2008        11,566.19              11,763.57                  11,292.87
 4/30/2008        11,558.07              11,696.20                  11,292.30
 5/31/2008        11,616.47              11,667.16                  11,284.66
 6/30/2008        11,619.95              11,688.53                  11,262.90
 7/31/2008        11,625.84              11,722.05                  11,191.40
 8/31/2008        11,646.43              11,776.71                  11,230.42
 9/30/2008        11,532.76              11,706.71                  10,983.53
10/31/2008        11,235.38              11,731.80                  10,770.28
11/30/2008        11,182.70              11,872.24                  10,597.97
12/31/2008        11,206.12              12,020.80                  10,755.82
 1/31/2009        11,309.66              12,053.22                  10,862.83
 2/28/2009        11,373.64              12,032.41                  10,890.24
 3/31/2009        11,529.18              12,089.16                  10,881.30
 4/30/2009        11,703.07              12,157.63                  11,019.23
 5/31/2009        11,984.79              12,240.78                  11,209.83
 6/30/2009        12,119.21              12,261.59                  11,295.85
 7/31/2009        12,339.09              12,319.87                  11,444.30
 8/31/2009        12,483.82              12,385.38                  11,579.61
 9/30/2009        12,616.46              12,432.82                  11,681.63
10/31/2009        12,713.63              12,472.48                  11,811.45
11/30/2009        12,819.19              12,553.11                  11,841.40
12/31/2009        12,780.55              12,480.58                  11,859.34
 1/31/2010        12,930.97              12,576.55                  11,979.19
 2/28/2010        12,970.93              12,605.14                  12,007.96
 3/31/2010        12,994.04              12,591.45                  12,045.36
 4/30/2010        13,076.49              12,629.36                  12,144.40
 5/31/2010        13,094.77              12,660.58                  12,125.54
 6/30/2010        13,171.46              12,723.90                  12,196.46
 7/31/2010        13,264.92              12,776.48                  12,289.51
 8/31/2010        13,326.92              12,805.95                  12,358.46
 9/30/2010        13,375.44              12,838.71                  12,400.27
10/31/2010        13,422.29              12,875.30                  12,453.35
11/30/2010        13,411.13              12,847.58                  12,415.82
12/31/2010        13,387.57              12,830.05                  12,398.72
 1/31/2011        13,431.54              12,857.33                  12,431.61
 2/28/2011        13,449.85              12,855.03                  12,464.33
 3/31/2011        13,453.42              12,853.17                  12,467.69
 4/30/2011        13,545.44              12,916.49                  12,543.89
 5/31/2011        13,589.85              12,963.60                  12,596.77
 6/30/2011        13,593.79              12,965.35                  12,578.58
 7/31/2011        13,641.91              13,004.35                  12,641.41
 8/31/2011        13,630.37              13,028.34                  12,577.39
 9/30/2011        13,620.90              13,002.38                  12,556.88
10/31/2011        13,680.43              13,030.86                  12,589.13
11/30/2011        13,683.46              13,021.77                  12,545.86
12/31/2011        13,717.39              13,034.48                  12,589.35
 1/31/2012        13,806.66              13,080.71                  12,700.61
 2/29/2012        13,854.34              13,080.38                  12,747.04
 3/31/2012        13,871.61              13,081.59                  12,769.25
 4/30/2012        13,931.77              13,107.88                  12,814.53
 5/31/2012        13,930.26              13,105.58                  12,809.66
 6/30/2012        13,975.91              13,110.62                  12,842.13
 7/31/2012        14,080.32              13,154.44                  12,930.55
 8/31/2012        14,126.10              13,166.27                  12,974.17
 9/30/2012        14,181.18              13,178.65                  13,027.57
10/31/2012        14,238.87              13,181.17                  13,054.72
11/30/2012        14,266.84              13,191.46                  13,073.69
12/31/2012        14,276.81              13,199.02                  13,087.86
 1/31/2013        14,300.16              13,204.83                  13,099.79
 2/28/2013        14,342.55              13,219.51                  13,128.34
 3/31/2013        14,383.00              13,224.88                  13,141.39
 4/30/2013        14,439.42              13,244.38                  13,182.84
 5/31/2013        14,369.68              13,226.41                  13,137.00
 6/30/2013        14,253.47              13,208.33                  13,039.33
 7/31/2013        14,306.92              13,236.60                  13,080.70
 8/31/2013        14,283.76              13,225.31                  13,059.66
 9/30/2013        14,352.41              13,260.81                  13,116.91
10/31/2013        14,422.08              13,283.05                  13,168.56
11/30/2013        14,446.73              13,301.13                  13,193.96
12/31/2013        14,421.94              13,284.04                  13,177.12
 1/31/2014        14,508.07              13,309.78                  13,222.14

                                   [END CHART]

                       Data from 1/31/04 through 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged broad-based Barclays 1-3 Year Government/Credit Index is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA SHORT-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                      USAA SHORT-TERM      LIPPER SHORT INVESTMENT
                     BOND FUND SHARES     GRADE DEBT FUNDS AVERAGE
1/31/2005                  3.23%                    2.58%
1/31/2006                  3.77                     3.22
1/31/2007                  4.35                     4.13
1/31/2008                  4.60                     4.44
1/31/2009                  4.92                     4.56
1/31/2010                  4.45                     2.97
1/31/2011                  3.14                     2.27
1/31/2012                  2.86                     1.96
1/31/2013                  2.40                     1.67
1/31/2014                  1.97                     1.29

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/05 to 1/31/14.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISBX)


--------------------------------------------------------------------------------
                                              1/31/14               7/31/13
--------------------------------------------------------------------------------

Net Assets                               $1,756.8 Million      $1,697.8 Million
Net Asset Value Per Share                      $9.23                 $9.18


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
   8/1/13-1/31/14*        1 Year       5 Years        Since Inception 8/01/08

        1.58%              1.70%        5.32%                  4.32%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                   5 Years                   Since Inception 8/01/08

    1.17%                    5.39%                             4.27%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      0.48%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

10  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA SHORT-TERM BOND      LIPPER SHORT INVESTMENT       BARCLAYS 1-3 YEAR
              FUND INSTITUTIONAL SHARES     GRADE BOND FUNDS INDEX    GOVERNMENT/CREDIT INDEX
 7/31/2008           $10,000.00                   $10,000.00                $10,000.00
 8/31/2008            10,016.15                    10,034.87                 10,046.64
 9/30/2008             9,920.78                     9,814.26                  9,986.92
10/31/2008             9,667.70                     9,623.72                 10,008.32
11/30/2008             9,624.67                     9,469.75                 10,128.13
12/31/2008             9,647.65                     9,610.79                 10,254.86
 1/31/2009             9,739.52                     9,706.41                 10,282.52
 2/28/2009             9,797.00                     9,730.91                 10,264.77
 3/31/2009             9,933.58                     9,722.92                 10,313.18
 4/30/2009            10,085.90                     9,846.16                 10,371.59
 5/31/2009            10,331.34                    10,016.47                 10,442.52
 6/30/2009            10,449.65                    10,093.33                 10,460.28
 7/31/2009            10,642.83                    10,225.98                 10,510.00
 8/31/2009            10,769.72                    10,346.88                 10,565.89
 9/30/2009            10,886.42                    10,438.05                 10,606.36
10/31/2009            10,972.54                    10,554.05                 10,640.19
11/30/2009            11,065.83                    10,580.81                 10,708.97
12/31/2009            11,033.88                    10,596.84                 10,647.10
 1/31/2010            11,165.85                    10,703.93                 10,728.97
 2/28/2010            11,202.39                    10,729.64                 10,753.37
 3/31/2010            11,224.49                    10,763.05                 10,741.68
 4/30/2010            11,297.84                    10,851.55                 10,774.02
 5/31/2010            11,315.70                    10,834.70                 10,800.66
 6/30/2010            11,384.53                    10,898.07                 10,854.67
 7/31/2010            11,468.19                    10,981.22                 10,899.53
 8/31/2010            11,523.95                    11,042.82                 10,924.67
 9/30/2010            11,568.04                    11,080.18                 10,952.62
10/31/2010            11,610.75                    11,127.61                 10,983.83
11/30/2010            11,603.20                    11,094.07                 10,960.19
12/31/2010            11,585.16                    11,078.79                 10,945.24
 1/31/2011            11,625.70                    11,108.19                 10,968.51
 2/28/2011            11,643.82                    11,137.42                 10,966.54
 3/31/2011            11,649.41                    11,140.42                 10,964.96
 4/30/2011            11,731.38                    11,208.51                 11,018.97
 5/31/2011            11,772.03                    11,255.76                 11,059.16
 6/30/2011            11,777.76                    11,239.51                 11,060.66
 7/31/2011            11,821.76                    11,295.66                 11,093.93
 8/31/2011            11,814.16                    11,238.45                 11,114.39
 9/30/2011            11,807.50                    11,220.12                 11,092.25
10/31/2011            11,860.50                    11,248.94                 11,116.54
11/30/2011            11,864.58                    11,210.28                 11,108.79
12/31/2011            11,895.71                    11,249.13                 11,119.63
 1/31/2012            11,974.68                    11,348.55                 11,159.07
 2/29/2012            12,017.53                    11,390.04                 11,158.79
 3/31/2012            12,034.17                    11,409.89                 11,159.82
 4/30/2012            12,087.64                    11,450.34                 11,182.25
 5/31/2012            12,087.70                    11,445.99                 11,180.28
 6/30/2012            12,128.71                    11,475.00                 11,184.58
 7/31/2012            12,220.11                    11,554.01                 11,221.96
 8/31/2012            12,261.40                    11,592.99                 11,232.06
 9/30/2012            12,310.61                    11,640.70                 11,242.62
10/31/2012            12,349.14                    11,664.96                 11,244.77
11/30/2012            12,389.34                    11,681.91                 11,253.55
12/31/2012            12,400.68                    11,694.57                 11,260.00
 1/31/2013            12,408.72                    11,705.23                 11,264.95
 2/28/2013            12,460.39                    11,730.74                 11,277.48
 3/31/2013            12,483.68                    11,742.41                 11,282.06
 4/30/2013            12,534.21                    11,779.44                 11,298.69
 5/31/2013            12,488.56                    11,738.49                 11,283.37
 6/30/2013            12,389.25                    11,651.21                 11,267.94
 7/31/2013            12,423.80                    11,688.18                 11,292.06
 8/31/2013            12,418.70                    11,669.38                 11,282.43
 9/30/2013            12,479.88                    11,720.54                 11,312.71
10/31/2013            12,528.45                    11,766.68                 11,331.68
11/30/2013            12,565.08                    11,789.38                 11,347.10
12/31/2013            12,545.25                    11,774.34                 11,332.52
 1/31/2014            12,621.81                    11,814.56                 11,354.49

                                   [END CHART]

                       Data from 7/31/08 through 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Short Investment Grade Bond Funds Index and the Barclays 1-3 Year Government/Credit Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA SHORT-TERM BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UASBX)

--------------------------------------------------------------------------------
                                             1/31/14                 7/31/13
--------------------------------------------------------------------------------
Net Assets                                $12.2 Million           $9.9 Million
Net Asset Value Per Share                     $9.23                   $9.19

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
   8/1/13-1/31/14*               1 Year               Since Inception 8/01/10
        1.26%                     1.28%                        2.32%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10
    0.75%                                                      2.20%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 1/31/14**
--------------------------------------------------------------------------------
   Unsubsidized            1.18%                  Subsidized            1.30%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13***
--------------------------------------------------------------------------------
   Before Reimbursement     1.01%               After Reimbursement     0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA SHORT-TERM BOND     LIPPER SHORT INVESTMENT        BARCLAYS 1-3 YEAR
                      FUND ADVISER SHARES      GRADE BOND FUNDS INDEX     GOVERNMENT/CREDIT INDEX
 7/31/2010                $10,000.00                $10,000.00                  $10,000.00
 8/31/2010                 10,043.84                 10,056.10                   10,023.07
 9/30/2010                 10,078.03                 10,090.12                   10,048.70
10/31/2010                 10,121.71                 10,133.32                   10,077.34
11/30/2010                 10,099.91                 10,102.77                   10,055.65
12/31/2010                 10,079.47                 10,088.86                   10,041.93
 1/31/2011                 10,121.33                 10,115.63                   10,063.28
 2/28/2011                 10,122.02                 10,142.25                   10,061.48
 3/31/2011                 10,133.37                 10,144.98                   10,060.02
 4/30/2011                 10,189.21                 10,206.99                   10,109.58
 5/31/2011                 10,231.41                 10,250.01                   10,146.45
 6/30/2011                 10,221.09                 10,235.21                   10,147.82
 7/31/2011                 10,255.10                 10,286.34                   10,178.35
 8/31/2011                 10,244.10                 10,234.25                   10,197.13
 9/30/2011                 10,234.67                 10,217.56                   10,176.81
10/31/2011                 10,277.32                 10,243.80                   10,199.10
11/30/2011                 10,277.40                 10,208.59                   10,191.98
12/31/2011                 10,300.58                 10,243.98                   10,201.93
 1/31/2012                 10,365.62                 10,334.52                   10,238.11
 2/29/2012                 10,399.25                 10,372.29                   10,237.86
 3/31/2012                 10,409.85                 10,390.37                   10,238.80
 4/30/2012                 10,452.76                 10,427.21                   10,259.38
 5/31/2012                 10,449.18                 10,423.25                   10,257.58
 6/30/2012                 10,480.97                 10,449.67                   10,261.52
 7/31/2012                 10,556.68                 10,521.62                   10,295.82
 8/31/2012                 10,588.18                 10,557.11                   10,305.08
 9/30/2012                 10,627.20                 10,600.56                   10,314.77
10/31/2012                 10,656.49                 10,622.65                   10,316.74
11/30/2012                 10,686.78                 10,638.09                   10,324.80
12/31/2012                 10,692.82                 10,649.62                   10,330.72
 1/31/2013                 10,696.32                 10,659.32                   10,335.26
 2/28/2013                 10,737.32                 10,682.55                   10,346.75
 3/31/2013                 10,753.48                 10,693.18                   10,350.96
 4/30/2013                 10,804.75                 10,726.90                   10,366.22
 5/31/2013                 10,750.05                 10,689.60                   10,352.16
 6/30/2013                 10,661.01                 10,610.13                   10,338.01
 7/31/2013                 10,698.83                 10,643.80                   10,360.13
 8/31/2013                 10,678.99                 10,626.67                   10,351.30
 9/30/2013                 10,727.93                 10,673.26                   10,379.08
10/31/2013                 10,777.68                 10,715.28                   10,396.49
11/30/2013                 10,793.63                 10,735.95                   10,410.63
12/31/2013                 10,772.78                 10,722.25                   10,397.26
 1/31/2014                 10,834.80                 10,758.88                   10,417.41

                                   [END CHART]

                       Data from 7/31/10 through 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Short Investment Grade Bond Funds Index and the Barclays 1-3 Year Government/Credit Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2014 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        22.4%
AA                                                                         11.7%
A                                                                          22.3%
BBB                                                                        30.3%
BELOW INVESTMENT-GRADE                                                      4.9%
UNRATED                                                                     1.1%
SHORT-TERM INVESTMENT-GRADE                                                 7.3%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization (NRSRO). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-40.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      36.5%
EURODOLLAR AND YANKEE OBLIGATIONS                                          17.9%
COMMERCIAL MORTGAGE SECURITIES                                             15.1%
ASSET-BACKED SECURITIES                                                     9.6%
MONEY MARKET INSTRUMENTS                                                    8.1%
MUNICIPAL BONDS                                                             8.1%
U.S. GOVERNMENT AGENCY ISSUES                                               4.7%
U.S. TREASURY SECURITIES                                                    0.3%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (36.5%)

             CONSUMER DISCRETIONARY (1.8%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$      683   PVH Corp.(a)                                      3.25%      2/13/2020       $      688
                                                                                          ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
    10,000   Ford Motor Credit Co., LLC                        3.88       1/15/2015           10,290
     5,000   Ford Motor Credit Co., LLC                        1.70       5/09/2016            5,062
     5,000   Ford Motor Credit Co., LLC                        2.38       1/16/2018            5,065
                                                                                          ----------
                                                                                              20,417
                                                                                          ----------
             CABLE & SATELLITE (0.6%)
    15,000   NBCUniversal Enterprise(b)                        0.92(c)    4/15/2018           15,038
     5,000   NBCUniversal Media, LLC                           3.65       4/30/2015            5,192
     1,000   Time Warner Cable, Inc.                           8.25       2/14/2014            1,002
                                                                                          ----------
                                                                                              21,232
                                                                                          ----------
             HOME FURNISHINGS (0.1%)
     4,237   Tempur-Pedic International, Inc.(a)               3.50       3/18/2020            4,256
                                                                                          ----------
             MOVIES & ENTERTAINMENT (0.2%)
     4,874   Regal Cinemas Corp.(a)                            2.69       8/23/2017            4,911
                                                                                          ----------
             SPECIALTY STORES (0.3%)
    10,000   Staples, Inc.                                     2.75       1/12/2018           10,216
                                                                                          ----------
             Total Consumer Discretionary                                                     61,720
                                                                                          ----------
             CONSUMER STAPLES (1.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
     5,000   Cargill, Inc.(b)                                  1.90       3/01/2017            5,089
     3,000   Ingredion, Inc.                                   3.20      11/01/2015            3,109
                                                                                          ----------
                                                                                               8,198
                                                                                          ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
    10,000   Costco Wholesale Corp.                            0.65      12/07/2015           10,047
                                                                                          ----------
             PACKAGED FOODS & MEAT (0.2%)
     2,000   ConAgra Foods, Inc.                               5.88       4/15/2014            2,022
     5,000   Kraft Foods Group, Inc.                           2.25       6/05/2017            5,139
     1,000   Mondelez International                            6.75       2/19/2014            1,002
                                                                                          ----------
                                                                                               8,163
                                                                                          ----------

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             SOFT DRINKS (0.1%)
$    1,000   Bottling Group, LLC                               6.95%      3/15/2014       $    1,008
     1,000   Coca-Cola Co.                                     1.80       9/01/2016            1,028
     2,000   PepsiAmericas, Inc.                               4.38       2/15/2014            2,002
                                                                                          ----------
                                                                                               4,038
                                                                                          ----------
             TOBACCO (0.2%)
     5,000   Lorillard Tobacco Co.                             2.30       8/21/2017            5,102
                                                                                          ----------
             Total Consumer Staples                                                           35,548
                                                                                          ----------
             ENERGY (4.9%)
             -------------
             INTEGRATED OIL & GAS (0.0%)
     1,000   Hess Corp.                                        7.00       2/15/2014            1,002
                                                                                          ----------
             OIL & GAS DRILLING (0.5%)
     5,000   Nabors Industries, Inc.(b)                        2.35       9/15/2016            5,124
     5,000   Noble Holding International Ltd.(d)               3.45       8/01/2015            5,178
     5,000   Transocean, Inc.(d)                               5.05      12/15/2016            5,512
                                                                                          ----------
                                                                                              15,814
                                                                                          ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     4,000   EQT Corp.                                         6.50       4/01/2018            4,554
     5,000   WPX Energy, Inc.                                  5.25       1/15/2017            5,388
                                                                                          ----------
                                                                                               9,942
                                                                                          ----------
             OIL & GAS REFINING & MARKETING (0.2%)
     5,000   Phillips 66                                       2.95       5/01/2017            5,234
     3,578   Tesoro Corp.(a)                                   2.41       5/30/2016            3,603
                                                                                          ----------
                                                                                               8,837
                                                                                          ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.9%)
     3,000   Buckeye Partners                                  5.30      10/15/2014            3,095
     7,150   Copano Energy, LLC                                7.13       4/01/2021            8,231
     5,000   El Paso Pipeline Partners Operating Co., LLC(d)   4.10      11/15/2015            5,278
     5,000   Enbridge Energy Partners, LP                      5.35      12/15/2014            5,200
     2,000   Enbridge Energy Partners, LP                      9.88       3/01/2019            2,632
    11,400   Enbridge Energy Partners, LP                      8.05      10/01/2037           12,849
     2,300   Energy Transfer Partners, LP                      5.95       2/01/2015            2,416
     1,000   Energy Transfer Partners, LP                      9.70       3/15/2019            1,304
    12,000   Energy Transfer Partners, LP                      3.29(c)   11/01/2066           10,980
     2,000   Enterprise Products Operating, LP                 3.70       6/01/2015            2,079
     5,000   Enterprise Products Operating, LP                 1.25       8/13/2015            5,038
     1,297   Kern River Funding Corp.(b)                       6.68       7/31/2016            1,423
     4,548   Kern River Funding Corp.(b)                       4.89       4/30/2018            4,940
     5,000   Kinder Morgan Energy Partners, LP                 3.50       3/01/2016            5,249
     4,000   NGPL PipeCo, LLC(b)                               7.12      12/15/2017            3,800
    16,968   NuStar Logistics, LP                              8.15       4/15/2018           19,216

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    4,000   Plains All American Pipeline, LP                  3.95%      9/15/2015       $    4,200
     5,000   Rockies Express Pipeline, LLC(b)                  3.90       4/15/2015            5,006
     7,000   Sabine Pass LNG, LP                               7.50      11/30/2016            7,840
     5,014   Southeast Supply Header(b)                        4.85       8/15/2014            5,115
     5,000   Spectra Energy Partners, LP                       2.95       6/15/2016            5,217
     7,000   Sunoco Logistics Partners Operations, LP          8.75       2/15/2014            7,015
     4,845   Williams Partners, LP                             3.80       2/15/2015            4,993
                                                                                          ----------
                                                                                             133,116
                                                                                          ----------
             Total Energy                                                                    168,711
                                                                                          ----------
             FINANCIALS (17.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     5,000   State Street Corp.                                1.35       5/15/2018            4,895
                                                                                          ----------
             CONSUMER FINANCE (1.2%)
    12,000   Ally Financial, Inc.                              4.63       6/26/2015           12,465
     5,000   Capital One Financial Corp.                       2.13       7/15/2014            5,037
    15,000   Capital One Financial Corp.                       1.00      11/06/2015           15,017
     5,000   John Deere Capital Corp.                          0.88       4/17/2015            5,028
     3,000   Paccar Financial Corp.                            0.49(c)    6/05/2014            3,002
                                                                                          ----------
                                                                                              40,549
                                                                                          ----------
             DIVERSIFIED BANKS (0.7%)
     4,000   HSBC USA, Inc.                                    2.38       2/13/2015            4,078
    14,000   U.S. Bancorp                                      3.44       2/01/2016           14,628
     5,000   Wells Fargo & Co.                                 3.63       4/15/2015            5,187
                                                                                          ----------
                                                                                              23,893
                                                                                          ----------
             LIFE & HEALTH INSURANCE (1.7%)
     9,000   MassMutual Global Funding, LLC(b)                 2.10       8/02/2018            9,053
     1,000   MetLife Global Funding I(b)                       5.13       6/10/2014            1,017
     3,000   MetLife Global Funding I(b)                       2.00       1/09/2015            3,047
     5,000   MetLife Global Funding I(b)                       3.65       6/14/2018            5,325
     5,000   MetLife Institutional Funding II(b)               1.63       4/02/2015            5,062
     5,000   New York Life Global Funding(b)                   1.30       1/12/2015            5,047
     5,000   New York Life Global Funding(b)                   3.00       5/04/2015            5,157
    10,000   New York Life Global Funding(b)                   1.30      10/30/2017            9,944
     3,000   Pricoa Global Funding I(b)                        5.45       6/11/2014            3,052
     5,000   Principal Life Income Funding Trust               5.55       4/27/2015            5,302
     4,250   Prudential Covered Trust(b)                       3.00       9/30/2015            4,385
                                                                                          ----------
                                                                                              56,391
                                                                                          ----------
             MULTI-LINE INSURANCE (0.6%)
    10,000   American Intl Group, Inc.                         5.85       1/16/2018           11,525
     2,545   Glen Meadow Pass-Through Trust(b)                 6.51       2/12/2067            2,545
     2,000   Hartford Financial Services Group, Inc.           4.75       3/01/2014            2,006

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    5,465   Kemper Corp.                                      6.00%     11/30/2015       $    5,838
                                                                                          ----------
                                                                                              21,914
                                                                                          ----------
             MULTI-SECTOR HOLDINGS (0.7%)
    21,856   Leucadia National Corp.                           8.13       9/15/2015           24,151
                                                                                          ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
    15,000   Bank of America Corp.                             1.50      10/09/2015           15,156
     5,000   Bank of America, N.A.                             6.10       6/15/2017            5,706
       200   Citigroup Capital XIII*                           7.88      10/30/2040            5,436
     7,000   Citigroup, Inc.                                   5.00       9/15/2014            7,184
     5,000   Citigroup, Inc.                                   4.45       1/10/2017            5,419
     6,000   General Electric Capital Corp.                    0.84(c)   12/11/2015            6,049
     3,000   General Electric Capital Corp.                    0.44(c)    1/08/2016            2,999
     2,000   International Lease Finance Corp.(b)              6.50       9/01/2014            2,067
    10,000   International Lease Finance Corp.                 2.19(c)    6/15/2016           10,100
     5,000   JPMorgan Chase & Co.                              0.99(c)    5/02/2014            5,009
     5,000   JPMorgan Chase & Co.                              3.40       6/24/2015            5,186
    10,000   JPMorgan Chase & Co.                              0.90(c)   10/15/2015           10,058
                                                                                          ----------
                                                                                              80,369
                                                                                          ----------
             PROPERTY & CASUALTY INSURANCE (1.6%)
    12,000   Allstate Corp.                                    6.13       5/15/2067           12,555
    17,016   Chubb Corp.                                       6.38       3/29/2067           18,845
    13,080   Progressive Corp.                                 6.70       6/15/2037           14,224
     7,100   White Mountains Re Group Ltd.(b)                  6.38       3/20/2017            8,024
                                                                                          ----------
                                                                                              53,648
                                                                                          ----------
             REGIONAL BANKS (2.9%)
     8,000   Allfirst Preferred Capital Trust                  1.74(c)    7/15/2029            6,720
     5,000   BB&T Corp.                                        0.94(c)    4/28/2014            5,006
     2,000   BB&T Corp.                                        3.95       4/29/2016            2,131
     8,000   BB&T Corp.                                        1.10(c)    6/15/2018            8,119
     2,000   Chittenden Corp.                                  0.92(c)    2/14/2017            1,972
     2,000   Cullen/Frost Bankers, Inc.                        0.77(c)    2/15/2017            1,985
     5,000   First Niagara Financial Group, Inc.               6.75       3/19/2020            5,807
    10,000   Huntington National Bank                          1.35       8/02/2016           10,063
     5,000   Key Bank, N.A.                                    5.80       7/01/2014            5,108
     5,000   Manufacturers & Traders Trust Co.                 1.25       1/30/2017            4,999
     3,160   Regions Financial Corp.                           7.75      11/10/2014            3,333
     2,000   Regions Financial Corp.                           5.75       6/15/2015            2,121
    15,000   Suntrust Bank                                     0.53(c)    8/24/2015           14,888
    16,400   Susquehanna Bancshares, Inc.                      2.06(c)    5/01/2014           16,394
     5,000   Union Bank, N.A.                                  2.13       6/16/2017            5,095
     4,900   Zions Bancorp                                     5.50      11/16/2015            5,181
                                                                                          ----------
                                                                                              98,922
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             REITs - DIVERSIFIED (0.2%)
$    3,000   Liberty Property, LP                              5.13%      3/02/2015       $    3,128
     4,555   Washington REIT                                   5.35       5/01/2015            4,775
                                                                                          ----------
                                                                                               7,903
                                                                                          ----------
             REITs - INDUSTRIAL (0.3%)
     3,075   ProLogis, LP                                      5.63      11/15/2015            3,322
     5,000   ProLogis, LP                                      6.25       3/15/2017            5,676
                                                                                          ----------
                                                                                               8,998
                                                                                          ----------
             REITs - OFFICE (1.1%)
     2,000   BioMed Realty, LP                                 3.85       4/15/2016            2,091
     9,000   Boston Properties, LP                             3.70      11/15/2018            9,586
     4,000   CommonWealth REIT                                 6.25       8/15/2016            4,258
     2,000   CommonWealth REIT                                 6.25       6/15/2017            2,150
     3,000   Mack-Cali Realty, LP                              5.13       1/15/2015            3,116
     7,000   Mack-Cali Realty, LP                              2.50      12/15/2017            7,004
     2,000   Reckson Operating Partnership, LP                 5.88       8/15/2014            2,049
     7,680   Reckson Operating Partnership, LP                 6.00       3/31/2016            8,344
                                                                                          ----------
                                                                                              38,598
                                                                                          ----------
             REITs - RESIDENTIAL (0.9%)
    11,664   AvalonBay Communities, Inc.                       5.70       3/15/2017           13,126
     7,095   BRE Properties, Inc.                              5.50       3/15/2017            7,819
     2,780   ERP Operating, LP                                 5.38       8/01/2016            3,067
     3,000   UDR, Inc.                                         5.25       1/15/2015            3,119
     2,000   UDR, Inc.                                         5.25       1/15/2016            2,154
                                                                                          ----------
                                                                                              29,285
                                                                                          ----------
             REITs - RETAIL (1.2%)
     3,082   Equity One, Inc.                                  5.38      10/15/2015            3,302
     4,000   Kimco Realty Corp.                                5.58      11/23/2015            4,324
     5,749   National Retail Properties, Inc.                  6.15      12/15/2015            6,273
    11,355   Realty Income Corp.                               2.00       1/31/2018           11,260
     1,625   Regency Centers, LP                               4.95       4/15/2014            1,638
     6,055   Regency Centers, LP                               5.25       8/01/2015            6,418
     7,000   Simon Property Group, LP                          6.13       5/30/2018            8,223
                                                                                          ----------
                                                                                              41,438
                                                                                          ----------
             REITs - SPECIALIZED (1.6%)
    15,000   American Tower Corp.                              3.40       2/15/2019           15,518
     5,000   HCP, INC                                          6.00       3/01/2015            5,279
     5,000   Health Care REIT, Inc.                            3.63       3/15/2016            5,270
     2,505   Health Care REIT, Inc.                            4.13       4/01/2019            2,668
     3,843   Healthcare Realty Trust                           6.50       1/17/2017            4,320
     4,128   Hospitality Properties Trust                      5.13       2/15/2015            4,210
     3,500   Hospitality Properties Trust                      5.63       3/15/2017            3,813

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    2,950   Nationwide Health Properties, Inc.                6.90%     10/01/2037       $    3,462
     5,000   Ventas Realty, LP                                 3.13      11/30/2015            5,203
     3,000   Ventas Realty, LP                                 4.00       4/30/2019            3,193
                                                                                          ----------
                                                                                              52,936
                                                                                          ----------
             Total Financials                                                                583,890
                                                                                          ----------
             HEALTH CARE (1.3%)
             ------------------
             HEALTH CARE EQUIPMENT (0.3%)
    10,000   Mallinckrodt International Finance(b)             3.50       4/15/2018            9,995
                                                                                          ----------
             HEALTH CARE SERVICES (0.5%)
    10,000   Express Scripts Holding Co.                       2.10       2/12/2015           10,150
     5,000   Express Scripts Holding Co.                       2.65       2/15/2017            5,184
                                                                                          ----------
                                                                                              15,334
                                                                                          ----------
             PHARMACEUTICALS (0.5%)
    10,000   AbbVie, Inc.                                      1.00(c)   11/06/2015           10,100
     1,000   Mylan, Inc.(b)                                    6.00      11/15/2018            1,064
     6,000   Zoetis, Inc.                                      1.88       2/01/2018            6,003
                                                                                          ----------
                                                                                              17,167
                                                                                          ----------
             Total Health Care                                                                42,496
                                                                                          ----------
             INDUSTRIALS (3.6%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
     2,000   Alliant Techsystems, Inc.(a)                      3.50      11/01/2020            2,017
     5,000   L-3 Communications Corp.                          3.95      11/15/2016            5,334
       990   TransDigm, Inc.(a)                                3.50       2/14/2017              999
     3,980   TransDigm, Inc.(a)                                3.75       2/28/2020            4,012
     5,000   United Technologies Corp.                         1.80       6/01/2017            5,110
                                                                                          ----------
                                                                                              17,472
                                                                                          ----------
             AIR FREIGHT & LOGISTICS (0.2%)
     1,875   FedEx Corp. Pass-Through Trust(b)                 2.63       1/15/2018            1,899
     3,589   FedEx Corp. Pass-Through Trust                    6.85       1/15/2019            3,984
     2,000   United Parcel Service                             3.88       4/01/2014            2,011
                                                                                          ----------
                                                                                               7,894
                                                                                          ----------
             AIRLINES (0.8%)
     3,500   Aviation Capital Group Corp.(b)                   3.88       9/27/2016            3,615
    11,050   Continental Airlines, Inc. Pass-Through Trust     5.50       4/29/2022           11,271
     1,803   United Air Lines, Inc. Pass-Through Trust         9.75       1/15/2017            2,073
     5,000   US Airways Group Inc.(a)                          3.00      11/23/2016            5,033
     5,000   US Airways Group Inc.(a)                          3.50       5/23/2019            5,033
                                                                                          ----------
                                                                                              27,025
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             COMMERCIAL PRINTING (0.1%)
$    3,000   R.R. Donnelley & Sons Co.                              4.95%      4/01/2014       $    3,022
                                                                                               ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     2,000   CNH Capital, LLC                                       3.88      11/01/2015            2,065
     3,000   CNH Capital, LLC                                       3.63       4/15/2018            3,049
     3,000   Paccar, Inc.                                           6.88       2/15/2014            3,005
                                                                                               ----------
                                                                                                    8,119
                                                                                               ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
     3,622   Tomkins, LLC(a)                                        3.75       9/29/2016            3,658
                                                                                               ----------
             RAILROADS (0.1%)
     2,000   Union Pacific Corp.                                    5.13       2/15/2014            2,003
                                                                                               ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
     5,000   United Rentals North America, Inc.                     5.75       7/15/2018            5,369
                                                                                               ----------
             TRUCKING (1.4%)
     5,000   ERAC USA Finance, LLC(b)                               1.40       4/15/2016            5,014
     5,000   ERAC USA Finance, LLC(b)                               2.75       3/15/2017            5,161
     3,000   ERAC USA Finance, LLC(b)                               6.38      10/15/2017            3,482
     5,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)    3.13       5/11/2015            5,147
    10,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)    2.50       3/15/2016           10,284
     4,970   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)    3.38       3/15/2018            5,156
    14,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)    2.88       7/17/2018           14,260
                                                                                               ----------
                                                                                                   48,504
                                                                                               ----------
             Total Industrials                                                                    123,066
                                                                                               ----------
             INFORMATION TECHNOLOGY (1.8%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.3%)
    10,000   Cisco Systems, Inc.                                    0.49(c)    3/14/2014           10,004
                                                                                               ----------
             COMPUTER HARDWARE (0.3%)
    11,387   Dell, Inc.                                             2.30       9/10/2015           11,472
                                                                                               ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
     5,000   Fiserv, Inc.(d)                                        3.13       6/15/2016            5,219
    10,000   Total System Services, Inc.                            2.38       6/01/2018            9,965
                                                                                               ----------
                                                                                                   15,184
                                                                                               ----------
             ELECTRONIC COMPONENTS (0.2%)
     2,000   Amphenol Corp.                                         4.75      11/15/2014            2,064
     5,000   Amphenol Corp.                                         2.55       1/30/2019            5,032
                                                                                               ----------
                                                                                                    7,096
                                                                                               ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     3,000   FLIR Systems, Inc.                                     3.75       9/01/2016            3,132
                                                                                               ----------

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             OFFICE ELECTRONICS (0.3%)
$    7,000   Xerox Corp.                                            1.06%(c)   5/16/2014       $    7,011
     3,000   Xerox Corp.                                            2.95       3/15/2017            3,101
                                                                                               ----------
                                                                                                   10,112
                                                                                               ----------
             TECHNOLOGY DISTRIBUTORS (0.2%)
     5,000   Tech Data Corp.                                        3.75       9/21/2017            5,197
                                                                                               ----------
             Total Information Technology                                                          62,197
                                                                                               ----------
             MATERIALS (0.2%)
             ----------------
             PAPER PACKAGING (0.2%)
     3,716   Sealed Air Corp.(a)                                    2.69      10/03/2016            3,742
     3,442   Sealed Air Corp.(a)                                    3.00      10/03/2018            3,471
                                                                                               ----------
                                                                                                    7,213
                                                                                               ----------
             Total Materials                                                                        7,213
                                                                                               ----------
             TELECOMMUNICATION SERVICES (1.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
     5,000   Centel Capital Corp.                                   9.00      10/15/2019            5,991
     4,400   Frontier Communications Corp.                          6.63       3/15/2015            4,609
    18,000   Verizon Wireless Capital, LLC                          2.50       9/15/2016           18,635
                                                                                               ----------
                                                                                                   29,235
                                                                                               ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    11,250   CC Holdings GS V, LLC / Crown Castle GS III Corp       2.38      12/15/2017           11,219
     5,000   iPCS, Inc.                                             3.49(c)    5/01/2014            5,006
                                                                                               ----------
                                                                                                   16,225
                                                                                               ----------
             Total Telecommunication Services                                                      45,460
                                                                                               ----------
             UTILITIES (3.3%)
             ----------------
             ELECTRIC UTILITIES (2.0%)
     3,000   Appalachian Power Co.                                  3.40       5/24/2015            3,093
     8,000   Duke Energy Corp.                                      2.10       6/15/2018            8,066
     6,700   Entergy Corp.                                          4.70       1/15/2017            7,210
    10,000   Entergy Texas, Inc.                                    3.60       6/01/2015           10,325
     7,000   Firstenergy Corp.                                      2.75       3/15/2018            7,024
     2,000   IPALCO Enterprises, Inc.                               5.00       5/01/2018            2,120
     3,000   NextEra Energy Capital Holdings, Inc.                  1.61       6/01/2014            3,011
     7,000   Otter Tail Corp.                                       9.00      12/15/2016            8,317
     3,300   PNM Resources, Inc.                                    9.25       5/15/2015            3,655
     2,200   PPL Energy Supply, LLC                                 5.70      10/15/2015            2,320
     9,000   PPL Energy Supply, LLC                                 6.20       5/15/2016            9,927

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$    1,142   Tri-State General & Transport Association
               Pass-Through Trust(b)                                6.04%      1/31/2018       $    1,209
                                                                                               ----------
                                                                                                   66,277
                                                                                               ----------
             GAS UTILITIES (0.6%)
     5,000   Florida Gas Transmission(b)                            4.00       7/15/2015            5,208
    13,000   Gulfstream Natural Gas System, LLC(b)                  5.56      11/01/2015           13,988
                                                                                               ----------
                                                                                                   19,196
                                                                                               ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
       926   AES Corp.                                              7.75       3/01/2014              929
     3,890   Calpine Corp.(a)                                       4.00       4/01/2018            3,922
     6,923   NRG Energy, Inc.(a)                                    2.75       7/02/2018            6,908
                                                                                               ----------
                                                                                                   11,759
                                                                                               ----------
             MULTI-UTILITIES (0.4%)
     1,000   Consolidated Natural Gas Co.                           5.00       3/01/2014            1,003
     1,000   Dominion Resources, Inc.                               8.88       1/15/2019            1,286
    11,100   Integrys Energy Group, Inc.                            6.11      12/01/2066           11,205
     1,000   Puget Sound Energy, Inc.                               6.75       1/15/2016            1,106
                                                                                               ----------
                                                                                                   14,600
                                                                                               ----------
             Total Utilities                                                                      111,832
                                                                                               ----------
             Total Corporate Obligations (cost: $1,219,378)                                     1,242,133
                                                                                               ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (17.9%)

             CONSUMER DISCRETIONARY (1.0%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.0%)
     5,000   American Honda Finance Corp.(b)                        3.50       3/16/2015            5,159
    10,000   Daimler Finance N.A., LLC(b),(d)                       1.65       4/10/2015           10,125
     5,000   Daimler Finance N.A., LLC(b)                           1.30       7/31/2015            5,053
     5,000   Daimler Finance N.A., LLC(b)                           1.88       1/11/2018            5,012
    10,000   Hyundai Capital America(b)                             1.88       8/09/2016           10,080
                                                                                               ----------
                                                                                                   35,429
                                                                                               ----------
             Total Consumer Discretionary                                                          35,429
                                                                                               ----------
             CONSUMER STAPLES (0.4%)
             -----------------------
             BREWERS (0.1%)
     5,000   SABMiller Holdings, Inc.(b)                            2.45       1/15/2017            5,174
                                                                                               ----------
             DISTILLERS & VINTNERS (0.2%)
     5,000   Pernod Ricard S.A.(b)                                  2.95       1/15/2017            5,207
                                                                                               ----------

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             TOBACCO (0.1%)
$    5,000   B.A.T. International Finance plc(b)                    2.13%      6/07/2017       $    5,109
                                                                                               ----------
             Total Consumer Staples                                                                15,490
                                                                                               ----------
             ENERGY (2.5%)
             -------------
             INTEGRATED OIL & GAS (1.7%)
     8,000   BP Capital Markets plc                                 1.63       8/17/2017            8,076
     2,000   Husky Energy, Inc.                                     5.90       6/15/2014            2,039
    10,000   Origin Energy Finance Ltd.(b)                          3.50      10/09/2018           10,194
    10,000   Petrobras Global Finance B.V.                          2.00       5/20/2016            9,934
     5,000   Petrobras International Finance Co.                    2.88       2/06/2015            5,082
     5,000   Shell International Finance B.V.(d)                    4.00       3/21/2014            5,024
    15,000   Shell International Finance B.V.                       1.13       8/21/2017           14,958
                                                                                               ----------
                                                                                                   55,307
                                                                                               ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     2,000   Woodside Finance Ltd.(b)                               8.13       3/01/2014            2,011
     4,000   Woodside Finance Ltd.(b)                               4.50      11/10/2014            4,115
                                                                                               ----------
                                                                                                    6,126
                                                                                               ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     9,000   Enbridge, Inc.                                         5.80       6/15/2014            9,170
     3,250   Enbridge, Inc.                                         4.90       3/01/2015            3,400
     8,000   TransCanada Pipelines Ltd.                             0.88       3/02/2015            8,036
                                                                                               ----------
                                                                                                   20,606
                                                                                               ----------
             Total Energy                                                                          82,039
                                                                                               ----------
             FINANCIALS (8.2%)
             -----------------
             DIVERSIFIED BANKS (6.1%)
     9,000   ANZ New Zealand International Ltd.(b)                  1.85      10/15/2015            9,161
    10,000   Banco Santander Chile(b)                               2.24(c)    2/14/2014            9,999
     5,000   Bank of Montreal(b)                                    1.30      10/31/2014            5,039
     5,000   Bank of Montreal(b)                                    2.85       6/09/2015            5,166
     5,000   Bank of Montreal(b)                                    2.63       1/25/2016            5,202
    10,000   Bank of Nova Scotia                                    0.67(c)    2/27/2014           10,005
     7,500   Barclays Bank plc(b),(d)                               2.25       5/10/2017            7,768
     4,000   Canadian Imperial Bank(b)                              2.60       7/02/2015            4,124
     2,000   Canadian Imperial Bank                                 2.35      12/11/2015            2,069
     2,000   Commonwealth Bank of Australia(b)                      2.25       3/16/2017            2,066
     5,000   DNB Bank ASA(b)                                        3.20       4/03/2017            5,260
     5,000   Lloyds TSB Bank plc                                    4.20       3/28/2017            5,440
    13,000   National Australia Bank of New York                    0.90       1/20/2016           13,065
     7,000   National Australia Bank of New York                    2.75       3/09/2017            7,301
    16,000   Rabobank Nederland                                     0.72(c)    3/18/2016           16,086
     5,000   Rabobank Nederland                                     3.38       1/19/2017            5,338

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$    2,000   Royal Bank of Canada                                   2.63%     12/15/2015       $    2,077
    20,000   Royal Bank of Canada                                   0.85       3/08/2016           20,027
    10,000   Santander Holdings USA, Inc.                           3.00       9/24/2015           10,348
    14,350   Sovereign Bank                                         8.75       5/30/2018           17,514
    18,000   Standard Chartered Bank(b)                             6.40       9/26/2017           20,484
     2,000   Standard Chartered plc(b)                              3.85       4/27/2015            2,073
     5,000   Svenska Handelsbanken AB                               2.88       4/04/2017            5,238
    10,000   Swedbank AB(b)                                         1.75       3/12/2018            9,910
     8,000   Toronto-Dominion Bank                                  1.40       4/30/2018            7,900
                                                                                               ----------
                                                                                                  208,660
                                                                                               ----------
             DIVERSIFIED CAPITAL MARKETS (0.5%)
     2,000   Credit Suisse Group, AG                                5.50       5/01/2014            2,025
     5,000   Deutsche Bank AG London                                3.25       1/11/2016            5,234
    10,000   UBS AG London(b),(d)                                   1.88       1/23/2015           10,140
                                                                                               ----------
                                                                                                   17,399
                                                                                               ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
     3,000   Brookfield Asset Management, Inc.                      5.80       4/25/2017            3,332
                                                                                               ----------
             MULTI-LINE INSURANCE (0.5%)
    15,000   ZFS Finance USA Trust II(b)                            6.45      12/15/2065           16,162
                                                                                               ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     7,000   ING Bank N.V.(b)                                       3.75       3/07/2017            7,444
     2,000   ING Capital Funding Trust III                          3.85(c)            -(e)         2,005
                                                                                               ----------
                                                                                                    9,449
                                                                                               ----------
             PROPERTY & CASUALTY INSURANCE (0.7%)
    12,420   Oil Insurance Ltd.(b)                                  3.23(c)            -(e)        11,346
    12,000   QBE Insurance Group Ltd.(b)                            2.40       5/01/2018           11,640
                                                                                               ----------
                                                                                                   22,986
                                                                                               ----------
             Total Financials                                                                     277,988
                                                                                               ----------
             HEALTH CARE (0.4%)
             ------------------
             PHARMACEUTICALS (0.4%)
       988   Valeant Pharmaceuticals International, Inc.(a)         3.75      12/11/2019              996
     6,913   Valeant Pharmaceuticals International, Inc.(a)         3.75       2/13/2019            6,974
     5,000   Novartis Capital Corp.                                 2.90       4/24/2015            5,158
                                                                                               ----------
                                                                                                   13,128
                                                                                               ----------
             Total Health Care                                                                     13,128
                                                                                               ----------
             INDUSTRIALS (2.3%)
             ------------------
             AIRLINES (0.8%)
    15,000   British Airways PLC(b)                                 5.63       6/20/2020           15,863
    10,000   Virgin Australia Trust(b)                              5.00      10/23/2023           10,500
                                                                                               ----------
                                                                                                   26,363
                                                                                               ----------

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             AIRPORT SERVICES (0.2%)
$    8,000   Heathrow Funding Ltd.(b)                               2.50%      6/25/2015       $    8,120
                                                                                               ----------
             DIVERSIFIED SUPPORT SERVICES (0.5%)
    16,688   Brambles USA, Inc.(b)                                  3.95       4/01/2015           17,235
                                                                                               ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
     5,000   Hutchison Whampoa International Ltd.(b)                6.00               -(e)         5,300
     5,000   Hutchison Whampoa International Ltd.(b)                3.50       1/13/2017            5,253
     6,600   Hutchison Whampoa International Ltd.(b)                2.00      11/08/2017            6,617
                                                                                               ----------
                                                                                                   17,170
                                                                                               ----------
             RAILROADS (0.3%)
    10,000   Asciano Finance(b)                                     5.00       4/07/2018           10,733
                                                                                               ----------
             Total Industrials                                                                     79,621
                                                                                               ----------
             MATERIALS (3.1%)
             ----------------
             CONSTRUCTION MATERIALS (0.3%)
     3,597   CRH America, Inc.                                      4.13       1/15/2016            3,796
     5,000   Holcim (US), Inc.(b)                                   6.00      12/30/2019            5,779
                                                                                               ----------
                                                                                                    9,575
                                                                                               ----------
             DIVERSIFIED CHEMICALS (0.2%)
     6,000   Incitec Pivot Finance Ltd.(b)                          4.00      12/07/2015            6,245
                                                                                               ----------
             DIVERSIFIED METALS & MINING (1.8%)
     5,000   Anglo American Capital plc(b)                          2.63       9/27/2017            5,052
     3,000   Glencore Canada Corp.                                  5.38       6/01/2015            3,163
     5,000   Glencore Funding, LLC(b)                               6.00       4/15/2014            5,051
    10,000   Glencore Funding, LLC(b)                               1.70       5/27/2016           10,023
     5,000   Petrohawk Energy Corp.                                 7.25       8/15/2018            5,364
    17,000   Rio Tinto Finance USA plc                              1.08(c)    6/17/2016           17,162
     1,746   Teck Resources Ltd.                                    3.15       1/15/2017            1,829
     2,000   Xstrata Finance Canada Ltd.(b)                         2.85      11/10/2014            2,028
    10,000   Xstrata Finance Canada Ltd.(b)                         2.70      10/25/2017           10,133
                                                                                               ----------
                                                                                                   59,805
                                                                                               ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     9,840   Yara International ASA(b)                              5.25      12/15/2014           10,175
                                                                                               ----------
             GOLD (0.3%)
    10,000   Barrick Gold Corp.                                     2.50       5/01/2018            9,987
                                                                                               ----------
             STEEL (0.2%)
     1,000   ArcelorMittal                                          9.50(c)    2/15/2015            1,079
     4,000   ArcelorMittal                                          5.00       2/25/2017            4,220

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$    3,000   ArcelorMittal USA, LLC                                 6.50%      4/15/2014       $    3,027
                                                                                               ----------
                                                                                                    8,326
                                                                                               ----------
             Total Materials                                                                      104,113
                                                                                               ----------
             Total Eurodollar and Yankee Obligations (cost: $596,908)                             607,808
                                                                                               ----------
             ASSET-BACKED SECURITIES (9.6%)

             FINANCIALS (9.6%)
             -----------------
             ASSET-BACKED FINANCING (9.6%)
     5,269   Access Group, Inc.                                     0.50(c)    4/25/2029            5,175
     2,659   AmeriCredit Automobile Receivables Trust               2.19       2/08/2016            2,666
     6,000   AmeriCredit Automobile Receivables Trust               3.34       4/08/2016            6,092
     5,725   AmeriCredit Automobile Receivables Trust               6.24       6/08/2016            5,902
     5,000   AmeriCredit Automobile Receivables Trust               4.00       5/08/2017            5,167
     7,500   AmeriCredit Automobile Receivables Trust               1.93       8/08/2018            7,586
     6,000   AmeriCredit Automobile Receivables Trust               2.09       2/08/2019            6,008
     8,841   ARL First, LLC(b),(f)                                  1.91(c)   12/15/2042            8,924
     5,000   Avis Budget Rental Car Funding, LLC(b)                 4.64       5/20/2016            5,211
     8,100   Avis Budget Rental Car Funding, LLC(b)                 3.68      11/20/2017            8,145
    12,000   Avis Budget Rental Car Funding, LLC(b)                 2.62       9/20/2019           11,901
    10,000   Bank One Issuance Trust                                0.96(c)    2/15/2017           10,012
     2,596   CenterPoint Energy Transition Bond Co. III, LLC        4.19       2/01/2020            2,715
     1,748   Centre Point Funding, LLC(b)                           5.43       7/20/2016            1,806
     5,331   CIT Equipment Collateral(b)                            1.10       8/22/2016            5,336
     2,000   CIT Equipment Collateral(b)                            1.69       8/22/2016            2,003
     3,107   College Loan Corp. Trust                               0.73(c)    1/15/2037            2,701
     6,710   Collegiate Funding Services Education Loan Trust       0.57(c)    3/28/2035            5,791
     2,715   Credit Acceptance Auto Loan Trust(b)                   2.61       3/15/2019            2,731
     5,000   Credit Acceptance Auto Loan Trust(b)                   3.96       9/15/2019            5,102
     3,000   Credit Acceptance Auto Loan Trust(b)                   3.12       3/16/2020            3,012
     3,000   Credit Acceptance Auto Loan Trust(b)                   2.21       9/15/2020            3,018
     3,600   Credit Acceptance Auto Loan Trust(b)                   1.83       4/15/2021            3,583
    10,000   Enterprise Fleet Financing, LLC(b)                     2.10       5/20/2017           10,072
    21,000   Enterprise Fleet Financing, LLC(b)                     1.41      11/20/2017           21,066
     5,000   Exeter Automobile Receivables Trust(b),(f),(g)         1.29       5/15/2018            5,000
     7,000   Exeter Automobile Receivables Trust(b)                 3.09       7/16/2018            7,138
     1,000   Exeter Automobile Receivables Trust(b),(f),(g)         2.42       1/15/2019            1,000
     3,000   Ford Credit Auto Owner Trust                           2.38       7/15/2016            3,065
     7,000   Fosse Master Issuer plc(b)                             2.19(c)   10/18/2054            7,123
     5,000   GE Capital Credit Card Master Note Trust(b)            5.39      11/15/2017            5,163
       115   GE Equipment Midticket, LLC(b)                         1.47       7/14/2015              115
     8,176   Gracechurch Mortgage Financing plc(b)                  1.79(c)   11/20/2056            8,270
     1,667   Hertz Vehicle Financing, LLC(b)                        2.60       2/25/2015            1,669

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$   10,000   Hertz Vehicle Financing, LLC(b)                        1.86%      8/25/2017       $   10,045
     2,889   Holmes Master Issuer plc(b)                            1.64(c)   10/15/2054            2,896
     3,700   Holmes Master Issuer plc(b)                            1.79(c)   10/15/2054            3,735
     4,856   Iowa Student Loan Liquidity Corp.                      0.60(c)    9/25/2037            4,306
     1,553   MMAF Equipment Finance, LLC(b)                         3.51       1/15/2030            1,589
     2,000   Motor plc(b)                                           1.29       2/25/2020            2,003
     5,000   Permanent Master Issuer plc(b)                         1.79(c)    7/15/2042            5,045
     2,832   Prestige Auto Receivables Trust "B"(b)                 2.87       7/16/2018            2,840
     6,000   Prestige Auto Receivables Trust "B"(b)                 1.74       5/15/2019            5,951
    11,750   Rental Car Finance Corp.(b)                            4.38       2/25/2016           11,994
       440   Santander Drive Auto Receivables Trust                 1.84      11/17/2014              441
     7,715   Santander Drive Auto Receivables Trust(b)              3.19      10/15/2015            7,761
       676   Santander Drive Auto Receivables Trust(b)              1.48       5/15/2017              676
    12,500   Santander Drive Auto Receivables Trust                 2.43       5/15/2017           12,571
     2,000   Santander Drive Auto Receivables Trust                 3.09       5/15/2017            2,039
     4,585   Santander Drive Auto Receivables Trust                 3.89       7/17/2017            4,659
     3,025   Santander Drive Auto Receivables Trust                 1.95       3/15/2019            3,055
     4,830   Sequoia Mortgage Trust(b)                              3.00       5/25/2043            4,503
       156   SLC Student Loan Trust                                 0.36(c)    1/15/2019              156
     5,577   SLC Student Loan Trust                                 0.54(c)    7/15/2036            5,118
     8,000   SLC Student Loan Trust                                 0.69(c)    7/15/2036            6,746
     2,500   SLM Student Loan Trust                                 0.60(c)   12/15/2023            2,489
     6,278   SLM Student Loan Trust                                 0.62(c)    1/27/2025            6,224
     1,250   SLM Student Loan Trust                                 0.44(c)   10/27/2025            1,142
     1,334   SLM Student Loan Trust                                 0.79(c)   10/25/2038            1,177
     7,083   Trinity Rail Leasing, LP(b)                            2.27       1/15/2043            6,951
     5,000   United Auto Credit Securitization Trust(b)             1.87       9/15/2015            5,000
     5,500   Wheels SPV, LLC(b)                                     1.53       3/20/2021            5,547
     9,484   World Omni Auto Receivables Trust                      1.91       4/15/2016            9,560
                                                                                               ----------
                                                                                                  326,487
                                                                                               ----------
             Total Financials                                                                     326,487
                                                                                               ----------
             Total Asset-Backed Securities (cost: $323,223)                                       326,487
                                                                                               ----------
             COMMERCIAL MORTGAGE SECURITIES (15.1%)

             FINANCIALS (15.1%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (13.6%)
     1,152   Banc of America Commercial Mortgage, Inc.              5.36       6/10/2039            1,156
       922   Banc of America Commercial Mortgage, Inc.              4.94      11/10/2041              932
     2,102   Banc of America Commercial Mortgage, Inc.              5.17      11/10/2042            2,131
        22   Banc of America Commercial Mortgage, Inc.              4.51      12/10/2042               22
       467   Banc of America Commercial Mortgage, Inc.              4.50       7/10/2043              468
     1,000   Banc of America Commercial Mortgage, Inc.              4.62       7/10/2043            1,017
     3,830   Banc of America Commercial Mortgage, Inc.              4.73       7/10/2043            3,978

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$    2,225   Banc of America Commercial Mortgage, Inc.              5.09%      7/10/2043       $    2,297
     3,300   Banc of America Commercial Mortgage, Inc.              4.93       7/10/2045            3,461
     3,000   Banc of America Commercial Mortgage, Inc.              5.20       7/10/2045            3,032
     5,000   Banc of America Commercial Mortgage, Inc.              5.12      10/10/2045            5,285
     5,000   Banc of America Commercial Mortgage, Inc.              5.36      10/10/2045            5,403
    10,000   Banc of America Commercial Mortgage, Inc.              5.63       7/10/2046           10,868
     4,935   Banc of America Commercial Mortgage, Inc.              5.18       9/10/2047            5,248
     3,932   Banc of America Commercial Mortgage, Inc.              5.32       9/10/2047            3,955
     4,162   Banc of America Commercial Mortgage, Inc.(b)           5.64       9/10/2047            4,357
     1,044   Banc of America Commercial Mortgage, Inc.              5.45       1/15/2049            1,043
     7,178   Banc of America Commercial Mortgage, Inc.              6.02       2/10/2051            7,173
       477   Bear Stearns Commercial Mortgage Securities, Inc.      5.69       9/11/2038              477
       762   Bear Stearns Commercial Mortgage Securities, Inc.      5.17      12/11/2038              784
       490   Bear Stearns Commercial Mortgage Securities, Inc.      5.40      12/11/2040              489
       245   Bear Stearns Commercial Mortgage Securities, Inc.      4.95       2/11/2041              245
       907   Bear Stearns Commercial Mortgage Securities, Inc.      5.53       9/11/2041              906
     7,949   Bear Stearns Deutsche Bank Trust(b)                    4.72       9/15/2027            8,339
     3,145   Chase Commercial Mortgage Securities Corp.(b)          6.56       5/18/2030            3,303
     3,519   Citigroup Commercial Mortgage Trust                    5.78       3/15/2049            3,822
     1,560   Citigroup Commercial Mortgage Trust                    6.13      12/10/2049            1,569
    15,000   Citigroup Deutsche Bank Commercial Mortgage Trust      5.22       7/15/2044           15,866
     1,703   Citigroup Deutsche Bank Commerical Mortgage Trust      5.22       7/15/2044            1,721
       386   Commercial Mortgage Asset Trust                        7.33      11/17/2032              387
     4,300   Commercial Mortgage Trust(b),(g)                       1.76       2/13/2032            4,300
       244   Commercial Mortgage Trust                              4.58      10/15/2037              244
     5,000   Commercial Mortgage Trust                              4.98       5/10/2043            5,203
     3,000   Commercial Mortgage Trust                              5.12       6/10/2044            3,155
     2,910   Credit Suisse Commercial Mortgage Trust                5.79       6/15/2038            3,166
     4,872   Credit Suisse Commercial Mortgage Trust                5.38       2/15/2040            5,274
     1,034   Credit Suisse First Boston Mortgage Securities Corp.   5.42       5/15/2036            1,035
     2,818   Credit Suisse First Boston Mortgage Securities Corp.   5.11       7/15/2036            2,846
     7,459   Credit Suisse First Boston Mortgage Securities Corp.   4.69       4/15/2037            7,564
     7,000   Credit Suisse First Boston Mortgage Securities Corp.   5.10       8/15/2038            7,440
     8,320   Credit Suisse First Boston Mortgage Securities Corp.   5.10       8/15/2038            8,721
       335   Credit Suisse First Boston Mortgage Securities Corp.   5.67       3/15/2039              337
     1,468   Credit Suisse Mortgage Capital(b)                      5.60       4/12/2049            1,472
    10,000   DB-UBS Mortgage Trust                                  3.64       8/10/2044           10,505
     6,893   DB-UBS Mortgage Trust(b)                               3.74      11/10/2046            7,234
     3,914   GE Capital Commercial Mortgage Corp.                   5.31      11/10/2045            3,927
       485   GMAC Commercial Mortgage Securities, Inc.              4.55      12/10/2041              487
     5,750   GMAC Commercial Mortgage Securities, Inc.              4.75       5/10/2043            6,003
     1,105   Greenwich Capital Commercial Funding Corp.             5.32       6/10/2036            1,109
     4,200   Greenwich Capital Commercial Funding Corp.             5.22       4/10/2037            4,425

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$    8,090   Greenwich Capital Commercial Funding Corp.             5.82%      7/10/2038       $    8,860
     2,160   Greenwich Capital Commercial Funding Corp.             4.80       8/10/2042            2,211
     7,570   GS Mortgage Securities Corp. II                        5.55       4/10/2038            8,142
     8,980   GS Mortgage Securities Corp. II                        5.62       4/10/2038            9,729
     4,790   GS Mortgage Securities Corp. II                        4.75       7/10/2039            4,957
     4,500   GS Mortgage Securities Corp. II                        4.78       7/10/2039            4,609
     5,000   GS Mortgage Securities Corp. II                        2.54       1/10/2045            5,163
    10,000   GS Mortgage Securities Corp. II                        2.32       5/10/2045           10,267
    10,442   GS Mortgage Securities Trust                           1.21       7/10/2046           10,474
     4,958   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(b)                                  0.61       7/15/2019            4,937
     3,765   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     4.90       1/12/2037            3,850
       211   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.20       8/12/2037              212
       421   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     4.40       1/12/2039              421
    18,279   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.12       7/15/2041           18,477
     2,379   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     4.92       1/15/2042            2,455
       823   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     4.68       7/15/2042              836
       926   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     4.70       7/15/2042              940
     3,205   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.00       8/15/2042            3,392
     2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.00      10/15/2042            2,117
     3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.04      10/15/2042            3,096
     2,130   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.24       1/12/2043            2,268
    13,151   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.29       1/12/2043           14,029
     1,427   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.49       4/15/2043            1,463
     2,581   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.79       6/12/2043            2,682
     1,883   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.81       6/12/2043            2,032
     2,891   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.45      12/12/2043            2,887

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$    3,238   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.27%     12/15/2044       $    3,287
       752   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.86       4/15/2045              779
     1,547   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.52       5/12/2045            1,611
     1,358   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.37       5/15/2045            1,404
       445   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     4.63       3/15/2046              445
     1,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     4.87       3/15/2046            1,734
     1,650   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(b)                                  4.11       7/15/2046            1,779
     1,552   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                     5.13       5/15/2047            1,568
    11,653   LB Commercial Mortgage Trust                           5.89       7/15/2044           13,091
     1,267   LB-UBS Commercial Mortgage Trust                       5.00       4/15/2030            1,281
       427   LB-UBS Commercial Mortgage Trust                       5.01       4/15/2030              432
     4,185   LB-UBS Commercial Mortgage Trust                       4.95       9/15/2030            4,362
     3,778   LB-UBS Commercial Mortgage Trust                       5.46      11/15/2030            3,907
     5,844   LB-UBS Commercial Mortgage Trust                       5.16       2/15/2031            6,230
       229   LB-UBS Commercial Mortgage Trust                       4.37       3/15/2036              229
     5,000   LB-UBS Commercial Mortgage Trust                       5.35      11/15/2038            5,497
     4,000   LB-UBS Commercial Mortgage Trust                       5.41       9/15/2039            4,395
     1,250   LB-UBS Commercial Mortgage Trust                       4.86      12/15/2039            1,290
       392   LB-UBS Commercial Mortgage Trust                       5.40       2/15/2040              392
     4,000   LB-UBS Commercial Mortgage Trust                       5.42       2/15/2040            4,419
     6,000   LB-UBS Commercial Mortgage Trust                       5.46       2/15/2040            6,614
     3,132   Merrill Lynch Mortgage Trust                           4.96       7/12/2038            3,135
     2,000   Merrill Lynch Mortgage Trust                           5.14       7/12/2038            2,081
     2,739   Merrill Lynch Mortgage Trust                           5.68       5/12/2039            2,762
     3,579   Merrill Lynch Mortgage Trust                           4.86       8/12/2039            3,628
     7,500   Merrill Lynch Mortgage Trust                           4.92      10/12/2041            7,673
       818   Merrill Lynch Mortgage Trust                           4.67       6/12/2043              822
     2,328   Merrill Lynch Mortgage Trust                           5.71       2/12/2051            2,364
     1,169   Merrill Lynch-Countrywide Commercial Mortgage Trust    5.36       8/12/2048            1,197
     2,454   Merrill Lynch-Countrywide Commercial Mortgage Trust    5.36       8/12/2048            2,453
       902   Merrill Lynch-Countrywide Commercial Mortgage Trust    5.86       8/12/2049              914
       760   Morgan Stanley Capital I, Inc.                         5.39       6/15/2038              764

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$       22   Morgan Stanley Capital I, Inc.                         5.42%      3/12/2044       $       22
     6,975   Morgan Stanley Capital I, Inc.                         5.57      12/15/2044            7,567
     2,288   Morgan Stanley Capital I, Inc.(b)                      2.60       9/15/2047            2,326
     3,441   Morgan Stanley Capital I, Inc.                         5.60       4/12/2049            3,479
     5,000   Morgan Stanley Capital I, Inc.                         5.27      10/12/2052            5,365
     4,841   Morgan Stanley Dean Witter Capital I, Inc.(b)          5.25      12/17/2043            4,863
     6,764   Motel 6 Trust(b)                                       1.50      10/05/2025            6,750
       700   Wachovia Bank Commercial Mortgage Trust                4.94       4/15/2042              723
     4,674   Wachovia Bank Commercial Mortgage Trust                5.12       7/15/2042            4,920
     2,652   Wachovia Bank Commercial Mortgage Trust                5.24      10/15/2044            2,805
        66   Wachovia Bank Commercial Mortgage Trust                5.31      12/15/2044               66
       278   Wachovia Bank Commercial Mortgage Trust                5.94       6/15/2045              282
     1,123   Wachovia Bank Commercial Mortgage Trust                5.50      10/15/2048            1,131
     1,000   Wachovia Bank Commercial Mortgage Trust                5.57      10/15/2048            1,095
     5,000   Wachovia Bank Commercial Mortgage Trust                5.31      11/15/2048            5,482
     5,000   Wachovia Bank Commercial Mortgage Trust                5.75       6/15/2049            5,580
       935   WF-RBS Commercial Mortgage Trust(b)                    3.24       3/15/2044              974
                                                                                               ----------
                                                                                                  460,656
                                                                                               ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)
    75,825   Commercial Mortgage Trust, acquired
               8/09/2012-8/27/2012; cost $9,741(h)                  1.94       8/15/2045            8,391
    73,719   Commercial Mortgage Trust, acquired
               11/06/2012; cost $9,882(h)                           2.00      10/15/2045            8,534
    40,009   GS Mortgage Securities Corp. II, acquired
               5/18/2012; cost $6,113(h)                            2.59       5/10/2045            5,155
    31,941   GS Mortgage Securities Trust, acquired
               11/16/2012; cost $4,927(h)                           2.39      11/10/2045            4,223
    35,182   J.P. Morgan Chase Commercial Mortgage
               Securities Corp., acquired 9/28/2012; cost $4,803(h) 2.15      10/15/2045            4,026
    37,861   Morgan Stanley-BAML Trust, acquired
               10/05/2012; cost $4,919(b),(h)                       2.17      11/15/2045            4,117
    64,559   UBS Commercial Mortgage Trust, acquired
               5/01/2012; cost $9,773(b),(h)                        2.33       5/10/2045            8,395
    34,380   UBS-Barclays Commercial Mortgage Trust, acquired
               9/14/2012; cost $4,899(b),(h)                        2.17       8/10/2049            4,210
    35,400   Wells Fargo Commercial Mortgage Trust, acquired
               9/21/2012; cost $4,911(b),(h)                        2.13      10/15/2045            4,165
                                                                                               ----------
                                                                                                   51,216
                                                                                               ----------
             Total Financials                                                                     511,872
                                                                                               ----------
             Total Commercial Mortgage Securities (cost: $501,229)                                511,872
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (4.7%)(i)

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.6%)
$   57,161   Fannie Mae(+)                                          4.07%     12/25/2017       $    7,399
   108,127   Fannie Mae(+)                                          2.20      12/25/2019            8,821
    86,235   Fannie Mae(+)                                          0.81       5/25/2022            4,322
    86,773   Fannie Mae(+)                                          0.66       8/25/2022            3,583
    37,572   Freddie Mac(+)                                         1.74       4/25/2017            1,603
    64,050   Freddie Mac(+)                                         3.08       1/25/2019            7,901
    39,726   Freddie Mac(+)                                         1.78       5/25/2019            3,179
   105,242   Freddie Mac(+)                                         1.71       7/25/2019            8,261
    61,495   Freddie Mac(+)                                         1.39      11/25/2019            4,068
    74,139   Freddie Mac(+)                                         1.31       8/25/2022            6,442
                                                                                               ----------
                                                                                                   55,579
                                                                                               ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.0%)
    11,342   Fannie Mae(+)                                          1.25       9/25/2027           10,842
     8,035   Fannie Mae(+)                                          2.50       4/01/2027            8,103
    22,721   Fannie Mae(+)                                          2.50       5/01/2027           22,913
    14,446   Fannie Mae(+)                                          2.50       8/01/2027           14,568
    11,005   Fannie Mae(+)                                          2.50       8/01/2027           11,098
       557   Fannie Mae(+)                                          4.50       5/01/2023              598
       401   Fannie Mae(+)                                          4.50       2/01/2024              430
       275   Fannie Mae(+)                                          5.00      12/01/2021              299
       771   Fannie Mae(+)                                          5.00       6/01/2023              836
       431   Fannie Mae(+)                                          5.00       9/01/2023              468
       803   Fannie Mae(+)                                          5.00       2/01/2024              864
       572   Fannie Mae(+)                                          5.50      12/01/2020              616
       733   Fannie Mae(+)                                          5.50       2/01/2023              803
     1,936   Fannie Mae(+)                                          5.50       6/01/2023            2,122
       472   Fannie Mae(+)                                          5.50       9/01/2023              513
     1,913   Fannie Mae(+)                                          5.50       6/01/2024            2,095
       963   Fannie Mae(+)                                          6.00      10/01/2022            1,041
     1,089   Fannie Mae(+)                                          6.00       1/01/2023            1,207
     1,808   Fannie Mae(+)                                          6.00       1/01/2023            1,999
       892   Fannie Mae(+)                                          6.00       7/01/2023              923
     4,451   Freddie Mac(+)                                         1.56      10/25/2018            4,506
     8,840   Freddie Mac(+)                                         1.78      10/25/2020            8,923
     1,628   Freddie Mac(+)                                         2.48       4/01/2035            1,744
       532   Freddie Mac(+)                                         5.00       5/01/2020              570
       609   Freddie Mac(+)                                         5.00       9/01/2020              657
       166   Freddie Mac(+)                                         5.50      11/01/2018              177
       887   Freddie Mac(+)                                         5.50       4/01/2021              970
                                                                                               ----------
                                                                                                   99,885
                                                                                               ----------

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
$    3,000   Private Export Funding Corp. (NBGA)                    1.38%      2/15/2017       $    3,045
                                                                                               ----------
             Total U.S. Government Agency Issues (cost: $157,130)                                 158,509
                                                                                               ----------

             U.S. TREASURY SECURITIES (0.3%)

             NOTES (0.3%)
    10,000   .25%, 5/15/2016 (cost: $9,965)                                                         9,959
                                                                                               ----------
             MUNICIPAL BONDS (8.1%)

             AGRICULTURAL PRODUCTS (0.2%)
     8,000   Washington County                                      1.38       9/01/2030(j)         8,046
                                                                                               ----------
             AIRPORT/PORT (0.9%)
     1,250   Chicago Midway Airport                                 1.32       1/01/2016            1,270
     2,000   Chicago Midway Airport                                 1.80       1/01/2017            2,056
    20,000   Chicago Midway Airport                                 3.53       1/01/2041(j)        20,871
       415   Cleveland (INS)                                        5.24       1/01/2017              427
     2,000   Dallas-Fort Worth International Airport
               Facilities Improvement Corp.                         1.93      11/01/2014            2,027
     3,000   Houston Airport System                                 5.00       7/01/2015            3,198
                                                                                               ----------
                                                                                                   29,849
                                                                                               ----------
             APPROPRIATED DEBT (0.4%)
     1,500   Jacksonville                                           1.16      10/01/2016            1,520
     2,500   Jacksonville                                           1.41      10/01/2017            2,514
     4,000   Jacksonville                                           1.70      10/01/2018            3,992
     4,000   Miami-Dade County                                      5.00       5/01/2031(j)         4,046
     2,000   Pennsylvania Commonwealth Finance Auth.                4.18       6/01/2015            2,098
                                                                                               ----------
                                                                                                   14,170
                                                                                               ----------
             COMMUNITY SERVICE (0.1%)
     1,250   Art Institute of Chicago                               1.34       3/01/2015            1,237
     1,650   Art Institute of Chicago                               2.48       3/01/2019            1,593
                                                                                               ----------
                                                                                                    2,830
                                                                                               ----------
             EDUCATION (0.2%)
     3,000   George Washington Univ.                                3.29       9/15/2014            3,036
     5,000   New Jersey EDA                                         3.17       9/01/2014            5,082
                                                                                               ----------
                                                                                                    8,118
                                                                                               ----------
             ELECTRIC UTILITIES (1.8%)
    16,530   Appling County Dev. Auth                               2.40       1/01/2038(j)        15,986
     5,000   Beaver County IDA                                      4.75       8/01/2033(j)         5,536
    13,310   Beaver County IDA                                      2.50      12/01/2041(j)        13,003
     5,000   Burke County Dev. Auth.                                1.25       1/01/2052(j)         5,033

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
$   10,000   Missouri Environmental Improvement and
               Energy Resources Auth.                               2.88%      5/01/2038(j)    $   10,285
     3,000   Ohio Water Dev. Auth.                                  3.38       7/01/2033(j)         3,063
     3,000   Pennsylvania Economic Dev. Financing Auth.             3.00      12/01/2038(j)         3,082
     5,000   West Virginia EDA                                      2.25(c)    1/01/2041(j)         5,085
                                                                                               ----------
                                                                                                   61,073
                                                                                               ----------
             ELECTRIC/GAS UTILITIES (0.2%)
     3,000   American Municipal Power, Inc.                         3.82       2/15/2014            3,004
     2,720   Piedmont Municipal Power Agency                        4.34       1/01/2017            2,760
                                                                                               ----------
                                                                                                    5,764
                                                                                               ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.8%)
    11,250   Bucks County IDA                                       0.88      12/01/2022(j)        11,250
    13,000   California Pollution Control Financing Auth.(b)        0.70(c)    8/01/2023(j)        13,000
     4,500   Indiana Finance Authority                              0.62(c)   12/01/2037(j)         4,500
     4,000   Maricopa County IDA                                    2.63(c)   12/01/2031(j)         4,022
     1,500   Massachusetts State Dev. Finance Agency                2.13      12/01/2029(j)         1,525
     5,000   Miami-Dade County                                      2.25       9/01/2027(j)         5,058
     2,375   Miami-Dade County IDA                                  2.63       8/01/2023(j)         2,394
     2,500   Mission EDC                                            0.70(c)    1/01/2026(j)         2,500
     5,000   Pennsylvania Economic Dev. Financing Auth.             0.70       8/01/2045(j)         5,000
    11,000   Phoenix IDA                                            0.70(c)   12/01/2035(j)        11,000
     2,000   South Carolina Jobs EDA                                1.88(c)   11/01/2016            2,010
                                                                                               ----------
                                                                                                   62,259
                                                                                               ----------
             GENERAL OBLIGATION (0.5%)
     1,050   Andrews County                                         3.08       8/15/2014            1,066
     2,430   Chippewa Valley Schools                                3.65       5/01/2015            2,503
     9,615   City & County of Honolulu                              1.26      11/01/2017            9,543
     1,750   Port of Seattle                                        2.25      12/01/2014            1,780
     3,000   San Bernardino                                         2.14       8/01/2018            2,958
                                                                                               ----------
                                                                                                   17,850
                                                                                               ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     1,685   Long Beach                                             3.75      11/01/2015            1,683
                                                                                               ----------
             MULTI-LINE INSURANCE (0.5%)
    18,450   Irvine Ranch Water District Joint Power Agency         2.39       3/15/2014           18,489
                                                                                               ----------
             MULTIFAMILY HOUSING (0.1%)
     1,840   Michigan State Housing Dev. Auth.                      3.30       4/01/2015            1,875
                                                                                               ----------
             MUNICIPAL FINANCE (0.1%)
     2,480   Kentucky Asset                                         3.17       4/01/2018            2,566
                                                                                               ----------
             NURSING/CCRC (0.0%)
       835   Waco Health Facilities Dev. Corp. (INS)(ETM)           5.27       2/01/2016              860
                                                                                               ----------

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             SALES TAX (0.2%)
$    5,000   Louisiana State                                        3.00%(c)  5/01/2043(j)     $    4,999
                                                                                               ----------
             SPECIAL ASSESSMENT/TAX/FEE (1.0%)
     4,140   Channahon                                              4.00      1/01/2020             3,972
       360   City and County of San Francisco Redevelopment
               Financing Auth. (INS)                                5.62      8/01/2016               365
    12,500   JobsOhio Beverage System                               1.12      1/01/2016            12,623
    10,000   JobsOhio Beverage System                               1.57      1/01/2017            10,148
       500   Metropolitan Nashville Airport Auth. (INS)             3.73      7/01/2014               506
     5,705   New York City Transitional Finance Auth.               3.06      5/01/2015             5,907
                                                                                               ----------
                                                                                                   33,521
                                                                                               ----------
             Total Municipal Bonds (cost: $271,994)                                               273,952
                                                                                               ----------
             MONEY MARKET INSTRUMENTS (8.1%)

             COMMERCIAL PAPER (3.6%)

             ENERGY (0.8%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
    11,000   Weatherford International, Ltd.(b),(k)                 0.85      2/10/2014            10,998
                                                                                               ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     3,288   Talisman Energy, Inc.(b),(k)                           0.55      2/04/2014             3,288
    12,666   Talisman Energy, Inc.(b),(k)                           0.55      2/11/2014            12,665
                                                                                                   15,953
                                                                                               ----------
             Total Energy                                                                          26,951
                                                                                               ----------
             INDUSTRIALS (0.9%)
             ------------------
             RESEARCH & CONSULTING SERVICES (0.9%)
    12,806   Experian Finance PLC(b),(k)                            0.20      2/06/2014            12,806
    18,117   Experian Finance PLC(b),(k)                            0.21      2/07/2014            18,116
                                                                                               ----------
                                                                                                   30,922
                                                                                               ----------
             Total Industrials                                                                     30,922
                                                                                               ----------
             MATERIALS (0.7%)
             ----------------
             SPECIALTY CHEMICALS (0.7%)
    24,581   Albemarle Corp.(b),(k)                                 0.20      2/05/2014            24,581
                                                                                               ----------
             UTILITIES (1.2%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
     8,000   Duke Energy Corp.(b),(k)                               0.19      2/04/2014             8,000
    20,535   Northeast Utilities(b),(k)                             0.18      2/03/2014            20,535
                                                                                               ----------
                                                                                                   28,535
                                                                                               ----------

================================================================================

                                                PORTFOLIO OF INVESTMENTS  |   37

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES (0.4%)
$   13,183   Dominion Resources, Inc.(b),(k)                        0.27%      2/13/2014       $   13,182
                                                                                               ----------
             Total Utilities                                                                       41,717
                                                                                               ----------
             Total Commercial Paper                                                               124,171
                                                                                               ----------

             VARIABLE-RATE DEMAND NOTES (4.5%)
             ---------------------------------
             CONSUMER DISCRETIONARY (0.2%)
             GENERAL MERCHANDISE STORES (0.2%)
     6,745   Marion EDA (LOC - Key Bank, N.A.)                      0.22       2/01/2035            6,745
                                                                                               ----------
             FINANCIALS (0.5%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.5%)
    13,315   New York City Housing Dev. Corp.
               (LOC - RBS Citizens, N.A.)                           0.40       3/01/2048           13,315
     5,055   Orange County Housing Finance Auth.
               (LOC - Compass Bank)                                 1.46       1/15/2040            5,055
                                                                                               ----------
                                                                                                   18,370
                                                                                               ----------
             Total Financials                                                                      18,370
                                                                                               ----------
             INDUSTRIALS (0.1%)
             ------------------
             AIRPORT SERVICES (0.1%)
     2,670   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)                                 2.13       4/01/2030            2,670
                                                                                               ----------
             MATERIALS (0.8%)
             ----------------
             STEEL (0.8%)
    12,000   Berkeley County                                        0.31       3/01/2029           12,000
    13,300   Blytheville                                            0.34       6/01/2028           13,300
     2,500   St. James Parish                                       0.32      11/01/2040            2,500
                                                                                               ----------
                                                                                                   27,800
                                                                                               ----------
             Total Materials                                                                       27,800
                                                                                               ----------
             MUNICIPAL BONDS (2.0%)
             ----------------------
             AIRPORT/PORT (0.6%)
    19,905   Clark County (LOC - Landesbank
               Baden-Wurttemberg)                                   0.17       7/01/2029           19,905
                                                                                               ----------
             APPROPRIATED DEBT (0.3%)
    10,000   Allegheny County (INS)(LIQ)                            0.48      11/01/2039           10,000
                                                                                               ----------
             HOSPITAL (0.2%)
     4,925   Health Care Facilities Auth. (INS)(LIQ)                0.37      12/01/2036            4,925
                                                                                               ----------

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON                            VALUE
(000)        SECURITY                                              RATE         MATURITY            (000)
---------------------------------------------------------------------------------------------------------
             MULTIFAMILY HOUSING (0.2%)
$    7,815   Florida Housing Finance Corp.
               (LOC - SunTrust Bank)                                0.35%      6/01/2034       $    7,815
                                                                                               ----------
             NURSING/CCRC (0.5%)
    17,805   New Jersey EDA (LOC - Sovereign Bank)                  0.72       5/15/2033           17,805
                                                                                               ----------
             SALES TAX (0.2%)
     5,600   Arista Metropolitan District, Series 2006 B
               (LOC - Compass Bank)                                 1.30      12/01/2030            5,600
                                                                                               ----------
             Total Municipal Bonds                                                                 66,050
                                                                                               ----------
             UTILITIES (0.9%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
    15,550   Indiana Dev. Finance Auth.                             0.31      12/01/2038           15,550
    15,200   Indiana Dev. Finance Auth.                             0.35      12/01/2038           15,200
                                                                                               ----------
                                                                                                   30,750
                                                                                               ----------
             Total Utilities                                                                       30,750
                                                                                               ----------
             Total Variable-Rate Demand Notes                                                     152,385
                                                                                               ----------
             Total Money Market Instruments (cost: $276,554)                                      276,556
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $3,356,381)                                              $3,407,276
                                                                                               ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                      $    -          $1,242,133         $    -     $1,242,133
  Eurodollar and Yankee Obligations               -             607,808              -        607,808
  Asset-Backed Securities                         -             317,563          8,924        326,487
  Commercial Mortgage Securities                  -             511,872              -        511,872
  U.S. Government Agency Issues                   -             158,509              -        158,509
  U.S. Treasury Securities                    9,959                   -              -          9,959
  Municipal Bonds                                 -             273,952              -        273,952

Money Market Instruments:
  Commercial Paper                                -             124,171              -        124,171
  Variable-Rate Demand Notes                      -             152,385              -        152,385
-----------------------------------------------------------------------------------------------------
Total                                        $9,959          $3,388,393         $8,924     $3,407,276
-----------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                     ASSET-BACKED
                                                                       SECURITIES
---------------------------------------------------------------------------------
Balance as of July 31, 2013                                                $9,451
Purchases                                                                       -
Sales                                                                        (550)
Transfers into Level 3                                                          -
Transfers out of Level 3                                                        -
Net realized gain (loss) on investments                                         -
Change in net unrealized appreciation/depreciation of investments              23
---------------------------------------------------------------------------------
Balance as of January 31, 2014                                             $8,924
---------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.9% of net assets at January 31, 2014.

o  CATEGORIES AND DEFINITIONS

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

   time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   EDA      Economic Development Authority
   EDC      Economic Development Corp.
   ETM      Escrowed to final maturity
   IDA      Industrial Development Authority/Agency
   REIT     Real estate investment trust

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)  Principal and interest payments are insured by one of the following:
          AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Key Bank, N.A., or PNC Bank, N.A.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Export-Import Bank of the United States.

o  SPECIFIC NOTES

   (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

       the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2014.

   (d) At January 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (f) Security was fair valued at January 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $14,924,000, which represented 0.4% of net assets of the Fund.

   (g) At January 31, 2014, the aggregate market value of securities purchased on a when-issued basis was $10,300,000.

   (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2014, was $51,216,000, which represented 1.5% of the Fund's net assets.

   (i) U.S. government agency issues -- Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

       Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (j) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $3,356,381)        $3,407,276
   Cash                                                                          244
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                         54
         Nonaffiliated transactions                                            3,520
      Interest                                                                21,713
      Securities sold                                                              9
                                                                          ----------
         Total assets                                                      3,432,816
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                    31,336
      Capital shares redeemed                                                  3,186
      Dividends on capital shares                                                387
   Accrued management fees                                                       803
   Accrued transfer agent's fees                                                  77
   Other accrued expenses and payables                                           214
                                                                          ----------
         Total liabilities                                                    36,003
                                                                          ----------
            Net assets applicable to capital shares outstanding           $3,396,813
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $3,345,351
   Overdistribution of net investment income                                     (74)
   Accumulated net realized gain on investments and futures transactions         641
   Net unrealized appreciation of investments                                 50,895
                                                                          ----------
            Net assets applicable to capital shares outstanding           $3,396,813
                                                                          ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,627,762/176,392
         shares outstanding)                                              $     9.23
                                                                          ==========
      Institutional Shares (net assets of $1,756,803/190,432
         shares outstanding)                                              $     9.23
                                                                          ==========
      Adviser Shares (net assets of $12,248/1,327 shares outstanding)     $     9.23
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $    99
   Interest income                                                       42,716
                                                                        -------
      Total income                                                       42,815
                                                                        -------
EXPENSES
   Management fees                                                        4,645
   Administration and servicing fees:
      Fund Shares                                                         1,237
      Institutional Shares                                                  858
      Adviser Shares                                                          9
   Transfer agent's fees:
      Fund Shares                                                         1,299
      Institutional Shares                                                  858
      Adviser Shares                                                          1
   Distribution and service fees (Note 6E):
      Adviser Shares                                                         15
   Custody and accounting fees:
      Fund Shares                                                           148
      Institutional Shares                                                  149
      Adviser Shares                                                          1
   Postage:
      Fund Shares                                                            49
      Institutional Shares                                                   10
   Shareholder reporting fees:
      Fund Shares                                                            34
      Institutional Shares                                                   10
   Trustees' fees                                                             7
   Registration fees:
      Fund Shares                                                            33
      Institutional Shares                                                   13
      Adviser Shares                                                         12
   Professional fees                                                         87
   Other                                                                     26
                                                                        -------
         Total expenses                                                   9,501
                                                                        -------
NET INVESTMENT INCOME                                                    33,314
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, AND
FUTURES CONTRACTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                             866
      Affiliated transactions (Note 8)                                      148
      Futures transactions                                                 (267)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        14,140
      Futures contracts                                                     178
                                                                        -------
         Net realized and unrealized gain                                15,065
                                                                        -------
   Increase in net assets resulting from operations                     $48,379
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

--------------------------------------------------------------------------------------------
                                                                   1/31/2014       7/31/2013
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                          $   33,314      $   66,870
   Net realized gain on investments                                    1,014           1,812
   Net realized loss on futures transactions                            (267)           (417)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     14,140         (23,569)
      Futures contracts                                                  178            (332)
                                                                  --------------------------
      Increase in net assets resulting from operations                48,379          44,364
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                    (15,567)        (38,849)
      Institutional Shares                                           (17,491)        (27,879)
      Adviser Shares                                                     (95)           (142)
                                                                  --------------------------
         Total distributions of net investment income                (33,153)        (66,870)
                                                                  --------------------------
   Net realized gains:
      Fund Shares                                                          -            (243)
      Institutional Shares                                                 -            (195)
      Adviser Shares                                                       -              (1)
                                                                  --------------------------
         Total distributions of net realized gains                         -            (439)
                                                                  --------------------------
      Distributions to shareholders                                  (33,153)        (67,309)
                                                                  --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                       (36,821)       (581,322)
   Institutional Shares                                               51,109       1,343,663
   Adviser Shares                                                      2,319           2,939
                                                                  --------------------------
      Total net increase in net assets from
         capital share transactions                                   16,607         765,280
                                                                  --------------------------
   Net increase in net assets                                         31,833         742,335

NET ASSETS
   Beginning of period                                             3,364,980       2,622,645
                                                                  --------------------------
   End of period                                                  $3,396,813      $3,364,980
                                                                  ==========================
Overdistribution of net investment income:
   End of period                                                  $      (74)     $     (235)
                                                                  ==========================

See accompanying notes to financial statements.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

       bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
       (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

       fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, which are valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

   in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the six-month period ended January 31, 2014, did not include master netting provisions.

   FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2014 (IN THOUSANDS)

                                                                      CHANGE IN
                                                                      UNREALIZED
DERIVATIVES NOT                                         REALIZED      APPRECIATION
ACCOUNTED FOR AS          STATEMENT OF                  LOSS ON       (DEPRECIATION)
HEDGING INSTRUMENTS       OPERATIONS LOCATION           DERIVATIVES   ON DERIVATIVES
------------------------------------------------------------------------------------
Interest rate contracts   Net realized and unrealized     $(267)           $178
                          gain (loss) on futures
                          transactions/Change in
                          unrealized appreciation/
                          depreciation of futures
                          contracts
------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

   on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $10,300,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $9,000, which represents 5.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had pre-enactment capital loss carryforwards of $284,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryforwards will expire in 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $412,834,000 and $453,073,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $57,629,000 and $6,734,000, respectively, resulting in net unrealized appreciation of $50,895,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                      SIX-MONTH
                                     PERIOD ENDED              YEAR ENDED
                                       1/31/2014                7/31/2013
-------------------------------------------------------------------------------
                                 SHARES       AMOUNT      SHARES        AMOUNT
                                -----------------------------------------------
FUND SHARES:
Shares sold                      26,223     $ 241,065     79,791    $   739,603
Shares issued from reinvested
 dividends                        1,618        14,889      4,045         37,486
Shares redeemed                 (31,857)     (292,775)  (146,616)    (1,358,411)
                                -----------------------------------------------
Net decrease from
 capital share transactions      (4,016)    $ (36,821)   (62,780)   $  (581,322)
                                ===============================================
INSTITUTIONAL SHARES:
Shares sold                      29,087     $ 267,301    172,132    $ 1,595,360
Shares issued from reinvested
 dividends                        1,842        16,946      2,991         27,700
Shares redeemed                 (25,379)     (233,138)   (30,252)      (279,397)
                                -----------------------------------------------
Net increase from capital
 share transactions               5,550     $  51,109    144,871    $ 1,343,663
                                ===============================================
ADVISER SHARES:
Shares sold                         323     $   2,964        523    $     4,835
Shares issued from
 reinvested dividends                 4            42          5             47
Shares redeemed                     (75)         (687)      (210)        (1,943)
                                -----------------------------------------------
Net increase from capital
 share transactions                 252     $   2,319        318    $     2,939
                                ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

   or more subadviser(s) to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended January 31, 2014, the Fund had no subadviser(s).

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Investment Grade Bond Funds Index over the performance period. The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

  (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   class outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $4,645,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $421,000, $170,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.05%, 0.02%, and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,237,000, $858,000, and $9,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $47,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2014, to limit the annual expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014 without approval of the Board, and may be changed

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

   or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2014, the Adviser Shares incurred reimbursable expenses of less than $500; all of which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,299,000, $858,000, and $1,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $15,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2014, the Fund recorded a receivable for capital shares sold of $54,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.6
USAA Target Retirement Income Fund                                      2.3
USAA Target Retirement 2020 Fund                                        2.1
USAA Target Retirement 2030 Fund                                        0.7
USAA Target Retirement 2040 Fund                                        0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2014, USAA and its affiliates owned 542,000 shares which represents 40.9% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

================================================================================

62  | USAA SHORT-TERM BOND FUND

================================================================================

                                                   COST TO     NET REALIZED
SELLER                         PURCHASER          PURCHASER    GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Short-Term Bond Fund    USAA Income Fund    $ 5,251,000     $ 148,000
USAA Intermediate-Term       USAA Short-Term
 Bond Fund                    Bond Fund            6,315,000       649,000
USAA Income Fund             USAA Short-Term
                              Bond Fund           54,469,000     5,183,000
USAA High Income Fund        USAA Short-Term
                              Bond Fund            2,297,000       339,000
USAA Ultra Short Bond Fund   USAA Short-Term
                              Bond Fund            2,145,000             -

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                      JANUARY 31,                           YEAR ENDED JULY 31,
                                   ----------------------------------------------------------------------------------------
                                         2014            2013            2012            2011            2010          2009
                                   ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period               $     9.19      $     9.24      $     9.20      $     9.21      $     8.89      $   8.81
                                   ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .09             .20             .25             .27             .34           .43
 Net realized and
  unrealized gain (loss)                  .04            (.05)            .04            (.01)            .32           .08
                                   ----------------------------------------------------------------------------------------
Total from investment operations          .13             .15             .29             .26             .66           .51
                                   ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.09)           (.20)           (.25)           (.27)           (.34)         (.43)
                                                         (.00)(d)
 Realized capital gains                     -                               -               -               -             -
                                   ----------------------------------------------------------------------------------------
Total distributions                      (.09)           (.20)           (.25)           (.27)           (.34)         (.43)
                                   ----------------------------------------------------------------------------------------
Net asset value at
 end of period                     $     9.23      $     9.19      $     9.24      $     9.20      $     9.21      $   8.89
                                   ========================================================================================
Total return (%)*                        1.39            1.61            3.21            2.85            7.52(a)       6.11
Net assets at
 end of period (000)               $1,627,762      $1,657,261      $2,246,096      $1,978,161      $1,767,213      $902,546
Ratios to average
 net assets:**
 Expenses (%)(b)                         .64(c)           .64             .63             .62             .63(a)        .72
 Net investment income (%)              1.90(c)          2.14            2.73            2.92            3.64          5.04
Portfolio turnover (%)                    13               25              36              26              25            31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $1,635,927,000.
(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $128,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Represents less than $0.01 per share.

================================================================================

64  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH                                                         PERIOD
                                     PERIOD ENDED                                                        ENDED
                                      JANUARY 31,                  YEAR ENDED JULY 31,               JULY 31,***
                                   ------------------------------------------------------------------------------
                                         2014           2013          2012        2011        2010         2009
                                   ------------------------------------------------------------------------------
Net asset value at
 beginning of period               $     9.18     $     9.24      $   9.20    $   9.21     $  8.89      $  8.81
                                   ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .09            .21           .26         .29         .36          .45
 Net realized and
   unrealized gain (loss)                 .05           (.06)          .04        (.01)        .32          .08
                                   ----------------------------------------------------------------------------
Total from investment
 operations                               .14            .15           .30         .28         .68          .53
                                   ----------------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.09)          (.21)         (.26)       (.29)       (.36)        (.45)
 Realized capital gains                     -           (.00)(c)         -           -           -            -
                                   ----------------------------------------------------------------------------
Total distributions                      (.09)          (.21)         (.26)       (.29)       (.36)        (.45)
                                   ----------------------------------------------------------------------------
Net asset value at
 end of period                     $     9.23     $     9.18      $   9.24    $   9.20     $  9.21      $  8.89
                                   ============================================================================
Total return (%)*                        1.58           1.66          3.37        3.09        7.78         6.40
Net assets at
 end of period (000)               $1,756,803     $1,697,847      $369,557    $118,103     $70,514      $26,164
Ratios to average
 net assets:**
 Expenses (%)(a)                          .49(b)         .48           .49         .39(d)      .38(d)       .39(b),(d)
 Net investment
  income (%)                             2.05(b)        2.24          2.82        3.15        3.84         5.39(b)
Portfolio turnover (%)                     13             25            36          26          25           31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $1,702,962,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Represents less than $0.01 per share.
(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.41% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED                                       PERIOD ENDED
                                       JANUARY 31,           YEAR ENDED JULY 31           JULY 31,***
                                     ----------------------------------------------------------------
                                         2014              2013              2012             2011
                                     ----------------------------------------------------------------
Net asset value at
 beginning of period                  $  9.19            $ 9.24            $ 9.20           $ 9.21
                                      ------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .08               .17               .23              .24
 Net realized and unrealized
  gain (loss)                             .04              (.05)              .04             (.01)
                                      ------------------------------------------------------------
Total from investment operations          .12               .12               .27              .23
                                      ------------------------------------------------------------
Less distributions from:
 Net investment income                   (.08)             (.17)             (.23)            (.24)
 Realized capital gains                     -              (.00)(c)             -                -
                                      ------------------------------------------------------------
Total distributions                      (.08)             (.17)             (.23)            (.24)
                                      ------------------------------------------------------------
Net asset value at end of period      $  9.23            $ 9.19            $ 9.24           $ 9.20
                                      ============================================================
Total return (%)*                        1.26              1.35              2.94             2.55
Net assets at end of period (000)     $12,248            $9,872            $6,992           $5,583
Ratios to average net assets:**
 Expenses (%)(a)                          .90(b)            .90               .90              .90(b)
 Expenses, excluding
  reimbursements (%)(a)                   .91(b)           1.01              1.11             1.65(b)
 Net investment income (%)               1.63(b)           1.85              2.46             2.64(b)
Portfolio turnover (%)                     13                25                36               26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $11,575,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Represents less than $0.01 per share.

================================================================================

66  | USAA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2013 -
                                    AUGUST 1, 2013         JANUARY 31, 2014        JANUARY 31, 2014
                                    ------------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,013.90                  $3.25

Hypothetical
 (5% return before expenses)             1,000.00               1,021.98                   3.26

INSTITUTIONAL SHARES
Actual                                   1,000.00               1,015.80                   2.49

Hypothetical
 (5% return before expenses)             1,000.00               1,022.74                   2.50

ADVISER SHARES
Actual                                   1,000.00               1,012.60                   4.57

Hypothetical
 (5% return before expenses)             1,000.00               1,020.67                   4.58

* Expenses are equal to the annualized expense ratio of 0.64% for Fund Shares, 0.49% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.39% for Fund Shares, 1.58% for Institutional Shares, and 1.26% for Adviser Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

68  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23426-0314                               (C)2014, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.